                               As filed with the Commission on November 30, 1999
                                                      1933 Act File No. 33-45973
                                                      1940 Act File No. 811-6576

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549c

                                   Form N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X

          Post-Effective Amendment No. 30...............                     X

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        X

          Amendment No. 31..............................                     X

                            BT PYRAMID MUTUAL FUNDS
              (Exact Name of Registrant as Specified in Charter)

                  One South Street, Baltimore, Maryland 21202
                   (Address of Principal Executive Offices)

                                (410) 895-3433
                        (Registrant's Telephone Number)

      Daniel O. Hirsch, Esq.               Copies to: Burton M. Leibert, Esq.
      One South Street                                Willkie Farr & Gallagher
      Baltimore, Maryland  21202                      787 Seventh Ave
      (Name and Address of Agent                      New York, New York 10019
      for Service)

      It is proposed that this filing will become effective (check appropriate box):

      [ ] Immediately upon filing pursuant to paragraph (b)
      [ ] On July 31, 1999, pursuant to paragraph (b)
      [ ] 60 days after filing pursuant to paragraph (a)(1)
      [x] On January 31, 2000 pursuant to paragraph (a)(1)
      [ ] 75 days after filing pursuant to paragraph (a)(2)
      [ ] On (date) pursuant to paragraph (a)(2) of rule 485.

      If appropriate, check the following box:

      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      BT Investment Portfolios, on behalf of BT PreservationPlus Portfolio, has also executed this Registration Statement.

                         PROSPECTUS: JANUARY 31, 2000

                                     (logo)

[BT] PreservationPlus [Fund]
Investment Class

With the goal of achieving a high level of current income while seeking to maintain a stable value per share

TRUST: BT PYRAMID MUTUAL FUNDS

INVESTMENT ADVISER: BANKERS TRUST COMPANY

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

     BT PreservationPlus Fund
     Overview of the BT PreservationPlus Fund
00   Goal
00   Core Strategy
00   Investment Policies and Strategies
00   Principal Risks of Investing in the Fund
00   Who Should Consider Investing in the Fund
00   Total Returns, After Fees and Expenses
00   Fees and Expenses of the Fund

     A Detailed Look at the BT PreservationPlus Fund
00   Objective
00   Strategy
00   Principal Investments
00   Investment Process
00   Risks
00   Management of the Fund
00   Calculating the Fund's Share Price
00   Dividends and Distributions
00   Tax Considerations
00   Shareholder Information
00   Financial Highlights

Overview
of the BT PreservationPlus Fund

Goal: The Fund seeks a high level of current income while seeking to maintain a stable value per share.

Core Strategy: The Fund invests primarily in fixed income securities. The Fund also enters into contracts with financial institutions that are designed to stabilize the Fund's share value.

INVESTMENT POLICIES AND STRATEGIES

The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve its goal by investing in fixed income securities of varying maturities, money market instruments and futures and options. The Fund attempts to maintain a stable share value by entering into contracts, called Wrapper Agreements, with financial institutions, such as insurance companies and banks.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Although the Fund seeks to preserve a stable share value, there are risks associated with fixed income investing. For example, the value of fixed income securities could fluctuate or fall if:

 .    There is a sharp rise in interest rates.
 .    An issuer's creditworthiness declines.
 .    Changes in interest rates or economic downturns have a negative effect on issuers in the financial services industry.

The Fund attempts to offset these risks by purchasing Wrapper Agreements. Wrapper Agreements may have their own risks, including:

 .    The possibility of default by a financial institution providing a Wrapper
     Agreement ("Wrapper Provider').
 .    The inability of the Fund to obtain Wrapper Agreements covering the Fund's assets.

The Fund is also subject to the risk that the Investment Adviser incorrectly judges the potential risks and rewards of derivative inesting.



WHO SHOULD CONSIDER INVESTING IN THE FUND

You should consider investing in the Fund if you are looking for an investment that seeks to earn current income higher than money market mutual funds over most time periods and to preserve the value of your investment. Investment Class shares were formerly known as Service Class shares.

The BT PreservationPlus Fund offers shares only to participant-directed employee
benefit plans.   Sales are made:  1) directly or  2) indirectly through vehicles like insurance company separate accounts or bank collective fund. Plans investing in the Fund are required to impose certain restrictions on their
participants' ability to exchange shares of the Fund.   Benefit Plans investing
in the Fund must limit their participants' ability to direct a withdrawal from the Fund to the following circumstances:

 .    upon the Plan participant's death, retirement, disability or termination;
 .    to fund Plan participant loans and other "in service" withdrawals made pursuant to the terms of the Plan; and

 .    for transfers to other Plan investment options that are not competing funds. Transfers between the Fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.

FOOTNOTE: Competing funds are any fixed income investment options with a targeted average duration of three years or less, or any investment option that seeks to maintain a stable value per unit or share, including money market funds.

You should not consider investing in the BT PreservationPlus Fund if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

An investment in the BT PreservationPlus Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve a stable share value, it is possible to lose money by investing in the Fund.

TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each full calendar year since it began selling shares to the public on September 23, 1998 (its inception date). The table compares the Fund's average annual return with the Lehman 1-3 Year Government/Corporate Total Return Index, the IBC First Tier Retail Money Market Universe, and Wrapped Lehman Intermediate Aggregate Index, over the last calendar year and since the Fund's inception. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding securities - costs that are reflected in the Fund's results.

FOOTNOTE: Lehman 1-3 Year Government/Corporate Total Return Index is a widely accepted benchmark of short-term fixed income securities. It is a total return index consisting of all U.S. Government agency securities, U.S. Government Treasury securities and all investment grade corporate debt securities with maturities of one to three years. We also compare the Fund's performance to two other indices. The IBC First Tier Retail Money Market Universe is [description]. The Wrapped Lehman Intermediate Aggregate Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Index and a book value wrapper agreement. The benchmark returns are calculated assuming a start date of September 23, 1998, which is the same day that the BT PreservationPlus Fund - Investment Class commenced operations. The assumed expense level for the book value wrapper agreement is 0.15%. This benchmark more closely reflects the market sector in which the Fund invests.

Year-by-Year Returns
(each full calendar year since inception)
[bar chart]
                   [  ]%
                   -----
                   1999

Since inception, the Fund's highest return in any calendar quarter was [ ]% ([ ] quarter 19[ ]) and its lowest quarterly return was [ ]% ([ ]quarter 19[ ]). Past performance offers no indication of how the Fund will perform in the future.

Average Annual Returns
(as of December 31, 1999)


                                                             Since Inception
                                               1 year        (September 23,
                                                                  1998)
-----------------------------------------------------------------------------
BT PreservationPlus Fund - Investment Class      [ ]%              [ ]%
-----------------------------------------------------------------------------
Lehman 1-3 Year Government/Corporate             [ ]%              [ ]%
Total Return Index
-----------------------------------------------------------------------------
IBC First Tier Retail Money Market               [ ]%              [ ]%
Universe
-----------------------------------------------------------------------------
Wrapped Lehman Intermediate Aggregate            [ ]%              [ ]%
Index
-----------------------------------------------------------------------------

As of December 31, 1999, the Fund's 30-day yield was [ ]%.

FOOTNOTE: The 30-day yield is a measure of the income generated by the Fund over a thirty-day period. This amount is then annualized, which means that we assume the Fund generates the same income every month for a year. The "total return" of the Fund is the change in the value of an investment in the Fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the Fund over a given period.

FEES AND EXPENSES OF THE FUND

The Shareholder Fees and Annual Fees and Expenses tables to the right describe the fees and expenses that you may pay if you buy and hold shares of the BT PreservationPlus Fund--Investment Class.

Shareholder Fees
(fees paid directly from your investment)

     -------------------------------------------------------
     Maximum Sales Charge Imposed on Purchases          None
     -------------------------------------------------------
     Maximum Sales Charge on Reinvested Dividends       None

     -------------------------------------------------------
     Maximum Redemption Fee (as a percentage of         2.0%
     amount redeemed, as applicable)
     -------------------------------------------------------

Under normal circumstances, redemptions of shares that are directed by Plan participants are not subject to a redemption fee. Redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice to the Fund are subject to a redemption fee of 2% of the amount redeemed payable to the Fund.


Annual Fees and Expenses
(expenses paid from fund assets)

----------------------------------------------------------------------------------
                                                          Percentage of Average
                                                           Daily Net Assets/1/
----------------------------------------------------------------------------------
Management Fees                                               0.35%
----------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                         None
----------------------------------------------------------------------------------
Other Fund Operating Expenses                                 [  ]%/2/
----------------------------------------------------------------------------------
Total Fund Operating Expenses                                 [  ]%
----------------------------------------------------------------------------------
Less: Fee Waivers or Expense Reimbursements                   [  ]%/3/
----------------------------------------------------------------------------------
Net Expenses                                                  0.65%
----------------------------------------------------------------------------------

Investment Class shares are subject to shareholder servicing fees in the maximum amount of 0.25% of the average daily net assets of the shares. The shareholder services provided in exchange for these fees may include establishing and maintaining shareholder and Plan participant accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering investor/shareholder's inquiries regarding the Fund and/or its classes, providing periodic statements showing the investor/shareholder's account balance and those of Plan participants, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. The numbers assume that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same, and that you sold your shares at the end of the period. The expense example does not include a redemption fee.

/1/ Information on the annual operating expenses reflects the expenses of both the Fund and the BT PreservationPlus Portfolio, the master portfolio in which the BT PreservationPlus Fund invests its assets. (A further discussion of the relationship between the Fund and the Master Portfolio appears in the "Organizational Structure" section of this prospectus.)

/2/ "Other Expenses" include the annual premium rate the Fund paid for Wrapper Agreements and a shareholder servicing fee of 0.25%.

/3/ Bankers Trust has agreed, for the 16-month period from the Fund's fiscal year end of September 30, 1999, to waive its fees and reimburse expenses so that total expenses will not exceed 0.65%.

You may use this hypothetical example to compare the Fund's expense history with other funds./1/ Your actual costs may be higher or lower.

Expense Example/4/

               ----------------------------------------------
               1 year      3 years      5 years      10 years
               ----------------------------------------------
                $[  ]       $[  ]        $[  ]        $[  ]





/4/   Based on expenses, after fee waivers and reimbursements for the first 16 months only.

A detailed look
at the BT PreservationPlus Fund

OBJECTIVE
The BT PreservationPlus Fund seeks a high level of current income while seeking to maintain a stable value per share.

While we give priority to earning income and maintaining the value of the Fund's principal, all fixed income securities, including U.S. government obligations, can change in value when, for example, interest rates change or an issuer's creditworthiness changes.

STRATEGY
The Fund seeks current income that is higher than that of money market funds by investing in fixed income securities with varying maturities and maintaining an average portfolio duration of 2.5 to 4.5 years. In addition, the Fund enters into Wrapper Agreements designed to stabilize the Fund's share value. Wrapper Agreements are provided by financial institutions, such as insurance companies and banks.

FOOTNOTE: Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it is to changes in interest rates. Investors in longer-duration bonds face more risk as interest rates rise--but also are more likely to receive more income from their investment to compensate for the risk.

PRINCIPAL INVESTMENTS
Fixed Income Securities
The Fund invests at least 65% of its net assets in fixed income securities including:
 . U.S. government securities that are issued or guaranteed by the U.S. Treasury, or by agencies or instrumentalities of the U.S. Government.
 . U.S. dollar-denominated securities issued by domestic or foreign corporations, foreign governments or supranational entities.
 . U.S. dollar-denominated asset-backed securities issued by domestic or foreign entities.
 . Mortgage pass-through securities issued by governmental and non-governmental issuers.
 . Collateralized mortgage obligations and real estate mortgage investment conduits.
 . Obligations issued or guaranteed, or backed by securities issued or guaranteed, by the U.S. government, or any of its agencies or instrumentalities, including CATS, TIGRs,

  TRs and zero coupon securities, which are securities consisting of either the principal component or the interest component of a U.S. Treasury bond.


We employ the following policies to attempt to reduce the risks involved in investing in fixed income securities:
 . We allocate assets among a diversified group of issuers.
 . We invest in fixed income securities that are rated, at the time of purchase, within the top three rating categories as rated by Moody's Investors Service, Inc., Standard & Poor's Ratings Services or Duff & Phelps Credit Rating Co., another nationally recognized statistical rating organization, or, if unrated, determined by us to be of comparable quality.
 . We target an average portfolio duration of 2.5 to 4.5 years by investing in fixed income securities with short- to intermediate-term maturities. Generally, rates of short-term investments fluctuate less than longer-term investments.

FOOTNOTE: Maturity measures the time remaining until an issuer must repay a bond's principal in full.

Wrapper Agreements
The Fund enters into Wrapper Agreements with insurance companies, banks and other financial institutions. Unlike traditional fixed income portfolios, the Fund's purchases of Wrapper Agreements should offset substantially the price fluctuations typically associated with fixed income securities. In using Wrapper Agreements, the Fund seeks to eliminate the effect of any gains or losses on the value per share when the Fund sells securities. Normally, these agreements require the Wrapper Provider to maintain the book value of a portion of the Fund's assets (Covered Assets) if certain events occur. More than one Wrapper Provider provides coverage with respect to the same securities and pays, when applicable, based on the pro rata portion of the Fund's assets that it covers.

FOOTNOTE: Book value of the Covered Assets is their purchase price, plus interest (as specified in the Wrapper Agreement), less an adjustment to reflect any defaulted securities.

The Crediting Rate:
 . Is the actual interest earned on the Covered Assets based on the formula stated in the Wrapper Agreements and is generally adjusted monthly for price movements in the Covered Assets and amounts payable to or receivable from the Wrapper Provider; and
 . Is a significant component of the Fund's yield.

In general, if the Fund sells securities and the market value (plus accrued interest) of those securities is less than their book value, the Wrapper Provider must pay the difference to the Fund. On the other hand, if the Fund sells securities and the market value (plus accrued interest) is more than the book value, the Fund must pay the difference to the Wrapper Provider.

We employ the following policies to attempt to reduce the risks involved in using Wrapper Agreements:
 . We purchase Wrapper Agreements from multiple issuers, each of which has received a high quality rating from Moody's or Standard & Poor's.
 . We monitor, on a continual basis, the financial well being of the issuers of the securities in which the Fund invests and the Wrapper Providers providing Wrapper Agreements to the Fund.

Generally, unless the Wrapper Agreement requires the sale of a security that has been downgraded below a specified rating, the Fund is not required to dispose of any security or Wrapper Agreement whose issuer's rating has been downgraded.

FOOTNOTE: A high quality rating means a security is rated in the top two long-term ratings categories by a nationally recognized statistical rating organization.

Short-Term Investments. The Fund will also invest in short-term investments, including money market mutual funds, to meet shareholder withdrawals and other liquidity needs. These short-term investments, such as commercial paper and certificates of deposit, will be rated, at the time of purchase, in one of the top two short-term rating categories by a nationally recognized statistical rating organization, or if unrated, are determined to be of similar quality by the Fund's Investment Adviser.

Derivative Instruments
The Fund may invest in various instruments commonly known as "derivatives" to increase its exposure to certain groups of securities. The derivatives that the Fund may use include futures contracts, options on futures contracts and forward contracts. The Fund may use derivatives to keep cash on hand to meet shareholder redemptions, as a hedging strategy to maintain a specific portfolio duration, or to protect against market risk. When employing the global asset allocation strategy, the Fund may use derivatives for leveraging, which is a way to attempt to enhance returns.

FOOTNOTE: Futures contracts and options on futures contracts are commonly used for traditional hedging purposes to attempt to protect an investor from the risks of changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities.

Other Investments
The Fund may also invest in and utilize the following investments and investment techniques and practices: Rule 144A securities, when-issued and delayed delivery securities, repurchase agreements, reverse repurchase agreements and dollar rolls.

FOOTNOTE: Portfolio Turnover. The portfolio turnover rate measures the frequency that the Portfolio sells and replaces the securities it holds within a given period. Historically, this Fund has had a high portfolio turnover rate. High turnover can increase the Fund's transaction costs, thereby lowering its returns.

INVESTMENT PROCESS

The Fund's investment strategy emphasizes a diversified exposure to higher yielding mortgage, corporate and asset-backed sectors of the investment grade fixed income markets. These "spread" sectors have historically offered higher returns than U.S. government securities. The investment process focuses on a top-down approach, first focused on the sector allocations, then using relative value analysis to select the best securities within each sector. To select securities, we analyze such factors as credit quality, interest rate sensitivity and spread relationships between individual bonds.

The Fund also purchases Wrapper Agreements, which seek to offset price fluctuations of the fixed income securities and, as a result, provide a stable value per share for the Fund. A primary emphasis is placed on assessing the credit quality of financial institutions that may provide a Wrapper Agreement to the Fund. We perform proprietary credit analysis on a large universe of issuers. We actively manage the negotiation and maintenance of these Wrapper Agreements.

RISKS
Below we set forth some of the prominent risks associated with fixed income investing, the use of Wrapper Agreements, and the risks of investing in general. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed.

Primary Risks

Interest Rate Risk. All debt securities face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates fall.

Credit Risk. An investor purchasing a fixed income security faces the risk that the value of the security may decline because the creditworthiness of the issuer may decline or the issuer may fail to make timely payment of interest or principal.

Wrapper Agreement Risk. Although the Wrapper Agreements attempt to maintain a stable value per share, there are risks associated with the Wrapper Agreements, including:
 . A Wrapper Provider could default, which could cause the Fund's share value to fluctuate or fall and could result in losses for Plan participants who sell their shares.
 . The Wrapper Agreements may require the Fund to maintain a certain percentage of its assets in short-term investments. This could result in a lower return than if the Fund invested those assets in longer-term securities. The Fund may elect not to cover a fixed income security with a remaining maturity of 60 days or less, cash or short-term investments with Wrapper Agreements.
 . The Wrapper Agreements generally do not protect the Fund from loss caused by a fixed income security issuer's default on principal or interest payments.
 . The Fund may not be able to obtain Wrapper Agreements to cover all of its assets.
 . If a Wrapper Provider is unable to make timely payments, the Fund's Board may determine the fair value of that Wrapper Agreement to be less than the difference between the book value and the market value, which could cause the Fund's net asset value to fluctuate.
 . There is no guarantee that a Fund shareholder or Plan participant will realize the same investment return as they might if they had invested directly in the Fund's assets (without use of the Wrapper Agreements).

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short- to intermediate-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund's returns to lag behind those of money market funds.

Liquidity Risk. Liquidity risk is the risk that a security cannot be sold quickly at a price that reflects our estimate of its value. Because there is no active trading market for Wrapper Agreements, the Fund's investments in the Wrapper Agreements are considered illiquid. In an effort to minimize this risk, the Fund limits its investments in illiquid securities, including Wrapper Agreements, to 15% of net assets.

Pricing Risk. We value securities in the Fund at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth in the judgment of the Board of Trustees.

This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

According to the procedures adopted by the Board of Trustees, the fair value of the Wrapper Agreements generally will equal the difference between the book value and the market value (plus accrued interest) of the Fund's assets. In determining fair value, the Board will consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreements. If the Board of Trustees determines that a Wrapper Agreement should not be valued this way, the net asset value of the Fund could fluctuate.

Derivative Risk. Derivatives are more volatile and less liquid than traditional fixed income securities. Risks associated with derivatives include:
 . the derivative may not fully offset the underlying positions;
 . the derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and . the possibility the Fund cannot sell the derivative because of an illiquid secondary market.

The use of derivatives for leveraging purposes tends to magnify the effect of an instrument's price changes as market conditions change.

If the fund invests in futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than other investments.

Temporary Defensive Position. We may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or market events. We could place up to 100% of the Fund's assets in short-term obligations with one of the top two investment ratings. These short-term obligations may not be covered by a Wrapper Agreement. To the extent we might adopt such a position, the Fund may not meet its goal of a high level of current income or a stable net asset value.

MANAGEMENT OF THE FUND
Board of Trustees. The Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all of the Fund's activities on their behalf.

Investment Adviser. Under the supervision of the Board of Trustees, Bankers Trust Company (Bankers Trust) with headquarters at 130 Liberty Street, New York, NY 10006, acts as the Fund's Investment Adviser. As Investment Adviser, Bankers Trust makes the Fund's investment decisions and assumes responsibility for the securities the Fund owns. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. Bankers Trust received a fee of 0.35% of the Fund's average daily net assets for its services in the last fiscal year.

As of December 31, 1999, Bankers Trust had total assets under management of approximately $___ billion. Bankers Trust is dedicated to servicing the needs of corporations, governments, financial institutions, and private clients and has invested retirement assets on behalf of the nation's largest corporations and institutions for more than 50 years. The scope of the firm's capability is broad: it is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide. As of December 31, 1999, BT managed approximately $___ in stable value assets.

At a Special Meeting of Shareholders held on October 8, 1999, shareholders of the Fund approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 6, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management Inc. ("DAMI"). The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons", generally referred to as Independent Trustees. Shareholders of the Fund also approved a new sub-investment advisory agreement among the Trust, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting. Under the new investment advisory agreement and new sub-advisory agreement, the compensation paid and the services provided would be the same as those under the existing advisory agreement with Bankers Trust.

DAMI is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. DAMI provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies.

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $63.5 million fine to state and federal authorities. On July 26, 1999, the federal criminal proceedings were concluded with Bankers Trust's formal sentencing. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

As a result of the plea, absent an order from the SEC, Bankers Trust would not be able to continue to provide investment advisory services to the Fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

Portfolio Managers. The following portfolio managers are responsible for the day-to-day management of the master portfolio's investments:

Eric Kirsch, CFA
 . Managing Director of Bankers Trust
 . Portfolio Manager of the master portfolio since its inception
 . Joined Bankers Trust in 1980
 . Head of the Stable Value investment group
 . __ years of investment industry experience


Louis R. D'Arienzo
 . Principal of Bankers Trust
 . Portfolio Manager of the fixed income portion of the master portfolio since its inception

 . Joined Bankers Trust in 1981
 . Portfolio Manager in the Structured Fixed Income investment group
 . 17 years of trading and investment experience in structured portfolios and quantitative analysis of fixed income and derivative securities

John D. Axtell
 . Principal of Bankers Trust
 . Portfolio  Manager of the wrapper agreements in the master portfolio since its inception
 . Joined Bankers Trust in 1990
 . Portfolio Manager in the Stable Value investment group
 . __ years of investment industry experience


Other Services. Bankers Trust provides administrative services--such as portfolio accounting, legal services and others--for the Fund. In addition, Bankers Trust, or your broker or financial advisor, performs the functions necessary to establish and maintain your account. Besides setting up the account and processing your purchase and sale orders, these functions include:
 . keeping accurate, up-to-date records for your individual Fund account;
 . implementing any changes you wish to make in your account information;
 . processing your requests for cash dividends and distributions from the Fund; . answering your questions on the Fund's investment performance or administration;
 . sending proxy reports and updated prospectus information to you; and . collecting your executed proxies.

Brokers and financial advisors may charge additional fees to investors only for those services not otherwise included in the Bankers Trust servicing agreement, such as cash management, or special trust or retirement-investment reporting.

Organizational Structure. The BT PreservationPlus Fund is a "feeder fund" that invests all of its assets in a "master portfolio," the BT PreservationPlus Portfolio. The Fund and the master portfolio have the same investment objective. The master portfolio is advised by Bankers Trust.

The master portfolio may accept investments from other feeder funds. The feeders bear the master portfolio's expenses in proportion to their assets. Each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows the Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholders' best interests. If the Trustees withdraw the

Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio or take other action.

CALCULATING THE FUND'S SHARE PRICE
We calculate the daily price of a Fund's shares (also known as the "net asset value" or "NAV") in accordance with the standard formula for valuing mutual fund shares at the close of regular trading on the New York Stock Exchange every day the Exchange is open for business. The formula calls for deducting all of a Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of shares outstanding.

According to the procedures adopted by the Board of Trustees, the fair value of the Wrapper Agreements generally will equal the difference between the book value and the market value (plus accrued interest) of the Fund's assets. In determining fair value, the Board will consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreements.

FOOTNOTE: The Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.

DIVIDENDS AND DISTRIBUTIONS
The Fund declares dividends from its net income daily and pays the dividends on a monthly basis.

The Fund reserves the right to include in the daily dividend any short-term capital gains on securities that it sells. Also, the Fund will normally declare and pay annually any long-term capital gains as well as any short-term capital gains that it did not distribute during the year.

On occasion, the dividends the Fund distributes may differ from the income the Fund earns. When the Fund's income exceeds the amount distributed to shareholders, the Fund may make an additional distribution. When an additional distribution is necessary, the Board of Trustees may declare a reverse stock split to occur at the same time the additional distribution is made. Making the additional distribution simultaneously with the reverse stock split will minimize fluctuations in the net asset value of the Fund's shares.

We automatically reinvest all dividends and capital gains, if any, unless you tell us otherwise.

FOOTNOTE: A reverse stock split reduces the number of total shares the Fund has outstanding. The market value of the shares will be the same after the stock split as before the split, but each share will be worth more.

TAX CONSIDERATIONS
The Fund does not ordinarily pay income taxes. You and other shareholders pay taxes on the income or capital gains from the Fund's holdings.

For Plan participants utilizing the Fund as an investment option under their Plan, dividend and capital gain distributions from the Fund generally will not be subject to current taxation, but will accumulate on a tax-deferred basis.

Because each participant's tax circumstances are unique and because the tax laws governing Plans are complex and subject to change, we recommend that you consult your Plan administrator, your plan's Summary Plan Description, and/or your tax advisor about the tax consequences of your participation in your Plan and of any Plan contributions or withdrawals.

SHAREHOLDER INFORMATION
The Fund does not sell its shares directly to the public. The Fund offers shares only to certain participant-directed employee benefit plans. These benefit plans may own the Fund's shares: 1) directly or 2) indirectly through other investment vehicles such as an insurance company separate account or bank collective fund, which offer the Fund as an investment option to its participants.

Benefit Plans investing in the Fund must limit their participants' ability to direct a withdrawal from the Fund to the following circumstances:
 . upon the Plan participant's death, retirement, disability or termination;
 . to fund Plan participant loans and other "in service" withdrawals made pursuant to the terms of the Plan; and
 . for transfers to other Plan investment options that are not competing funds.
  Transfers between the Fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.

How To Receive Account Information

 . If you are a Plan participant, you should contact your Plan administrator or the organization that provides record-keeping services for information about your account.
 . If you are a Plan administrator or fiduciary, you should call 1-800-677-7596 for information about the Plan's account with the Fund.

Transactions in Fund Shares
Each Plan has different provisions about how and when their participants may buy, sell and exchange Fund shares. The Plan administrator is responsible for communicating participants' instructions to the Fund. Plan participants should contact their Plan administrator to effect transactions in the Fund.

Important Information About Buying and Selling Shares
 . After receiving a Plan's order, the Fund buys or sells shares at the next price calculated on a day the Fund is open for business.
 . The Fund remits proceeds from the sale of shares in U.S. dollars for redemption requests up to $500,000 or 1% of the Fund's NAV, whichever is less, during any 90-day period for any one shareholder. The Fund may redeem "in kind" if a redemption request is larger than the lesser of $500,000 or 1% of the Fund's NAV. The Fund may also redeem "in kind" if a redemption request is not directed by a Plan participant and is made on less than twelve months' notice. In these situations, the Fund may require additional information.
 . The Fund may request additional information about the Plan when an order to redeem 5% or more of a Plan's assets is received.
 . The Fund does not issue share certificates.
 . Sales orders not directed by Plan participants and received on less than twelve months prior written notice are subject to a 2% redemption fee.
 . Unless otherwise instructed, the Fund normally makes payment of the proceeds from the sale of Plan shares the next business day but always within seven days.
 . The Fund reserves the right to reject any purchase order or to suspend or postpone redemptions at times when both the New York Stock Exchange and the Fund's custodian are closed.

 . The redemption fee does not apply to exchanges into another class of shares of the Fund, into another investment company or other entity that invests exclusively in the Portfolio.

The table below provides a picture of the Fund's financial performance since its inception. The information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by _________________, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the [BT Service Center] at 1-800-677-7596.


Financial Highlights

                                         INVESTMENT CLASS SHARES


                                                         For the year                  For the period
                                                             ended               September 23, 1998* through
                                                      September 30, 1999             September 30, 1998
                                                      ------------------         ---------------------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period..............

Income from Investment Operations
Net Investment Income.............................

Income from Investment Operations
Net Investment Income.............................

Distributions to Shareholders
Net Investment Income.............................

Distributions to Shareholders
Net Investment Income.............................

Net Asset Value, End of Period....................
Total Investment Return...........................
Supplemental Data and Ratios:
     Net Assets, End of Period (000s omitted)
     Ratios to Average Net Assets:**
        Net Investment Income.....................
        Net Expenses, Including Expenses
            of the PreservationPlus Portfolio
        Decrease Reflected in Above Expense
            Ratio Due to Absorption of Expenses
            by Bankers Trust

---------------------------
*    Commencement of operations
**   Includes Fund share of Portfolio expenses

(logo)


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated January 31, 2000, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in the Fund, write to us at:


                                 [BT Service Center]
                                 P.O. Box 219210
                                 Kansas City, MO 64121-9210

or call our toll-free number:    1-800-677-7596

You can find reports and other information about the Fund on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-800-SEC-0330.


[BT] PreservationPlus [Fund]                  CUSIP #055847834
BT Pyramid Mutual Funds                       PRODUCT CODE
                                              811-6576


Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101

                         PROSPECTUS: JANUARY 31, 2000

                                     (logo)

[BT] PreservationPlus [Fund]
Institutional Class

With the goal of achieving a high level of current income while seeking to maintain a stable value per share

TRUST: BT PYRAMID MUTUAL FUNDS

INVESTMENT ADVISER: BANKERS TRUST COMPANY

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

     BT PreservationPlus Fund
     Overview of the BT PreservationPlus Fund
00   Goal
00   Core Strategy
00   Investment Policies and Strategies
00   Principal Risks of Investing in the Fund
00   Who Should Consider Investing in the Fund
00   Total Returns, After Fees and Expenses
00   Fees and Expenses of the Fund

     A Detailed Look at the BT PreservationPlus Fund
00   Objective
00   Strategy
00   Principal Investments
00   Investment Process
00   Risks
00   Management of the Fund
00   Calculating the Fund's Share Price
00   Dividends and Distributions
00   Tax Considerations
00   Shareholder Information
00   Financial Highlights

Overview
of the BT PreservationPlus Fund

Goal: The Fund seeks a high level of current income while seeking to maintain a stable value per share.

Core Strategy: The Fund invests primarily in fixed income securities. The Fund also enters into contracts with financial institutions that are designed to stabilize the Fund's share value.

INVESTMENT POLICIES AND STRATEGIES
The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve its goal by investing in fixed income securities of varying maturities, money market instruments and futures and options. The Fund attempts to maintain a stable share value by entering into contracts, called Wrapper Agreements, with financial institutions, such as insurance companies and banks.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Although the Fund seeks to preserve a stable share value, there are risks associated with fixed income investing. For example, the value of fixed income securities could fluctuate or fall if:
 .  There is a sharp rise in interest rates.
 .  An issuer's creditworthiness declines.
 . Changes in interest rates or economic downturns have a negative effect on issuers in the financial services industry.

The Fund attempts to offset these risks by purchasing Wrapper Agreements. Wrapper Agreements may have their own risks, including:
 .  The possibility of default by a financial institution providing a Wrapper
   Agreement ("Wrapper Provider').
 . The inability of the Fund to obtain Wrapper Agreements covering the Fund's assets.

The Fund is also subject to the risk that the Investment Adviser incorrectly judges the potential risks and rewards of derivative investing.



WHO SHOULD CONSIDER INVESTING IN THE FUND
You should consider investing in the Fund if you are looking for an investment that seeks to earn current income higher than money market mutual funds over most time periods and to preserve the value of your investment.

The BT PreservationPlus Fund offers shares only to participant-directed employee benefit plans. Sales are made: 1) directly or 2) indirectly through vehicles like insurance company separate accounts or bank collective fund. Plans investing in the Fund are required to impose certain restrictions on their participants' ability to exchange shares of the Fund. Benefit Plans investing in the Fund must limit their participants' ability to direct a withdrawal from the Fund to the following circumstances:
 .    upon the Plan participant's death, retirement, disability or termination;
 .    to fund Plan participant loans and other "in service" withdrawals made pursuant to the terms of the Plan; and
 .    for transfers to other Plan investment options that are not competing funds. Transfers between the Fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.

FOOTNOTE: Competing funds are any fixed income investment options with a targeted average duration of three years or less, or any investment option that seeks to maintain a stable value per unit or share, including money market funds.

You should not consider investing in the BT PreservationPlus Fund if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

An investment in the BT PreservationPlus Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve a stable share value, it is possible to lose money by investing in the Fund.

TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each full calendar year since it began selling shares to the public on December 14, 1997 (its inception date). The table compares the Fund's average annual return with the Lehman 1-3 Year Government/Corporate Total Return Index, the IBC First Tier Retail Money Market Universe, and Wrapped Lehman Intermediate Aggregate Index, over the last calendar year and since the Fund's inception. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding securities - costs that are reflected in the Fund's results.

FOOTNOTE: Lehman 1-3 Year Government/Corporate Total Return Index is a widely accepted benchmark of short-term fixed income securities. It is a total return index consisting of all U.S. Government agency securities, U.S. Government Treasury securities and all investment grade corporate debt securities with maturities of one to three years. We also compare the Fund's performance to two other indices. The IBC First Tier Retail Money Market Universe is [description]. The Wrapped Lehman Intermediate Aggregate Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Index and a book value wrapper agreement. The benchmark returns are calculated assuming a start date of December 14, 1997, which is the same day that the BT PreservationPlus Fund - Institiutional Class commenced operations. The assumed expense level for the book value wrapper agreement is 0.15%. This benchmark more closely reflects the market sector in which the Fund invests.

Year-by-Year Returns
(each full calendar year since inception)
[bar chart]

                               [    ]%   [    ]%
                              -------------------
                                1998      1999
                              -------------------


Since inception, the Fund's highest return in any calendar quarter was [ ]% ([ ] quarter 19[ ]) and its lowest quarterly return was [ ]% ([ ] quarter 19[ ]). Past performance offers no indication of how the Fund will perform in the future.

Average Annual Returns
(as of December 31, 1999)

       -------------------------------------------------------------------
                                                         Since Inception
                                           1 year        (December 14,
                                                         1997)
       -------------------------------------------------------------------
       BT PreservationPlus Fund -          [     ]%      [     ]%
       Institutional Class
       -------------------------------------------------------------------
       Lehman 1-3 Year                     [     ]%      [     ]%
       Government/Corporate Total
       Return Index
       -------------------------------------------------------------------
       IBC First Tier Retail Money         [     ]%      [     ]%
       Market Universe
       -------------------------------------------------------------------
       Wrapped Lehman Intermediate         [     ]%      [     ]%
       Aggregate Index
       -------------------------------------------------------------------

As of December 31, 1999, the Fund's 30-day yield was [    ]%.

FOOTNOTE: The 30-day yield is a measure of the income generated by the Fund over a thirty-day period. This amount is then annualized, which means that we assume the Fund generates the same income every month for a year. The "total return" of the Fund is the change in the value of an investment in the Fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the Fund over a given period.

FEES AND EXPENSES OF THE FUND

The Shareholder Fees and Annual Fees and Expenses tables to the right describe the fees and expenses that you may pay if you buy and hold shares of the BT PreservationPlus Fund--Institutional Class.

Shareholder Fees
(fees paid directly from your investment)

         -----------------------------------------------------------------
         Maximum Sales Charge Imposed on Purchases                    None
         -----------------------------------------------------------------
         Maximum Sales Charge on Reinvested Dividends                 None
         -----------------------------------------------------------------
         Maximum Redemption Fee (as a percentage of amount            2.0%
         redeemed, as applicable)
         -----------------------------------------------------------------


Under normal circumstances, redemptions of shares that are directed by Plan participants are not subject to a redemption fee. Redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice to the Fund are subject to a redemption fee of 2% of the amount redeemed payable to the Fund.

Annual Fees and Expenses
(expenses paid from fund assets)

        -------------------------------------------------------------------------------------------
                                                                            Percentage of Average
                                                                             Daily Net Assets/1/
        -------------------------------------------------------------------------------------------
        Management Fees                                                        0.35%
        -------------------------------------------------------------------------------------------
        Distribution and Service (12b-1) Fees                                  None
        -------------------------------------------------------------------------------------------
        Other Fund Operating Expenses                                       [     ]%/2/
        -------------------------------------------------------------------------------------------
        Total Fund Operating Expenses                                       [     ]%
        -------------------------------------------------------------------------------------------
        Less: Fee Waivers or Expense Reimbursements                         [     ]%/3/
        -------------------------------------------------------------------------------------------
        Net Expenses                                                           0.40%
        -------------------------------------------------------------------------------------------



Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. The numbers assume that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same, and that you sold your shares at the end of the period. The expense example does not include a redemption fee.

You may use this hypothetical example to compare the Fund's expense history with other funds./1/ Your actual costs may be higher or lower.

Expense Example/4/

                  1 year     3 years     5 years     10 years
                 ---------------------------------------------

                   $[  ]      $[  ]       $[  ]       $[  ]
                 ---------------------------------------------



/1/ Information on the annual operating expenses reflects the expenses of both the Fund and the BT PreservationPlus Portfolio, the master portfolio in which the BT PreservationPlus Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.)

/2/ "Other Expenses" include the annual premium rate the Fund paid for Wrapper Agreements.

/3/ Bankers Trust has agreed, for the 16-month period from the Fund's fiscal year end of September 30, 1999, to waive its fees and reimburse expenses so that total expenses will not exceed 0.40%.

/4/ Based on expenses, after fee waivers and reimbursements for the first 16 months only.

A detailed look
at the BT PreservationPlus Fund

OBJECTIVE
The BT PreservationPlus Fund seeks a high level of current income while seeking to maintain a stable value per share.

While we give priority to earning income and maintaining the value of the Fund's principal, all fixed income securities, including U.S. government obligations, can change in value when, for example, interest rates change or an issuer's creditworthiness changes.

STRATEGY
The Fund seeks current income that is higher than that of money market funds by investing in fixed income securities with varying maturities and maintaining an average portfolio duration of 2.5 to 4.5 years. In addition, the Fund enters into Wrapper Agreements designed to stabilize the Fund's share value. Wrapper Agreements are provided by financial institutions, such as insurance companies and banks.

FOOTNOTE: Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it is to changes in interest rates. Investors in longer-duration bonds face more risk as interest rates rise--but also are more likely to receive more income from their investment to compensate for the risk.

PRINCIPAL INVESTMENTS
Fixed Income Securities
The Fund invests at least 65% of its net assets in fixed income securities including:
 .    U.S. government securities that are issued or guaranteed by the U.S.
     Treasury, or by agencies or instrumentalities of the U.S. Government.
 .    U.S. dollar-denominated securities issued by domestic or foreign corporations, foreign governments or supranational entities.
 .    U.S. dollar-denominated asset-backed securities issued by domestic or foreign entities.
 .    Mortgage pass-through securities issued by governmental and non-
     governmental issuers.
 .    Collateralized mortgage obligations and real estate mortgage investment conduits.
 .    Obligations issued or guaranteed, or backed by securities issued or guaranteed, by the U.S. government, or any of its agencies or instrumentalities, including CATS, TIGRs, TRs and zero coupon securities, which are securities consisting of either the principal component or the interest component of a U.S. Treasury bond.

We employ the following policies to attempt to reduce the risks involved in investing in fixed income securities:
 .    We allocate assets among a diversified group of issuers.
 .    We invest in fixed income securities that are rated, at the time of purchase, within the top three rating categories as rated by Moody's Investors Service, Inc., Standard & Poor's Ratings Services or Duff &
     Phelps Credit Rating Co., another nationally recognized statistical rating organization, or, if unrated, determined by us to be of comparable quality.
 .    We target an average portfolio duration of 2.5 to 4.5 years by investing in fixed income securities with short- to intermediate-term maturities. Generally, rates of short-term investments fluctuate less than longer-term investments.

FOOTNOTE: Maturity measures the time remaining until an issuer must repay a bond's principal in full.

Wrapper Agreements
The Fund enters into Wrapper Agreements with insurance companies, banks and other financial institutions. Unlike traditional fixed income portfolios, the Fund's purchases of Wrapper Agreements should offset substantially the price fluctuations typically associated with fixed income securities. In using Wrapper Agreements, the Fund seeks to eliminate the effect of any gains or losses on the value per share when the Fund sells securities. Normally, these agreements require the Wrapper Provider to maintain the book value of a portion of the Fund's assets (Covered Assets) if certain events occur. More than one Wrapper Provider provides coverage with respect to the same securities and pays, when applicable, based on the pro rata portion of the Fund's assets that it covers.

FOOTNOTE: Book value of the Covered Assets is their purchase price, plus interest (as specified in the Wrapper Agreement), less an adjustment to reflect any defaulted securities.

The Crediting Rate:
 .    Is the actual interest earned on the Covered Assets based on the formula stated in the Wrapper Agreements and is generally adjusted monthly for price movements in the Covered Assets and amounts payable to or receivable from the Wrapper Provider; and
 .    Is a significant component of the Fund's yield.

In general, if the Fund sells securities and the market value (plus accrued interest) of those securities is less than their book value, the Wrapper Provider must pay the difference to the Fund. On the other hand, if the Fund sells securities and the market value (plus accrued interest) is more than the book value, the Fund must pay the difference to the Wrapper Provider.

We employ the following policies to attempt to reduce the risks involved in using Wrapper Agreements:
 .    We purchase Wrapper Agreements from multiple issuers, each of which has received a high quality rating from Moody's or Standard & Poor's.
 .    We monitor, on a continual basis, the financial well being of the issuers of the securities in which the Fund invests and the Wrapper Providers providing Wrapper Agreements to the Fund.

Generally, unless the Wrapper Agreement requires the sale of a security that has been downgraded below a specified rating, the Fund is not required to dispose of any security or Wrapper Agreement whose issuer's rating has been downgraded.

FOOTNOTE: A high quality rating means a security is rated in the top two long-term ratings categories by a nationally recognized statistical rating organization.

Short-Term Investments. The Fund will also invest in short-term investments, including money market mutual funds, to meet shareholder withdrawals and other liquidity needs. These short-term investments, such as commercial paper and certificates of deposit, will be rated, at the time of purchase, in one of the top two short-term rating categories by a nationally recognized statistical rating organization, or if unrated, are determined to be of similar quality by the Fund's Investment Adviser.

Derivative Instruments
The Fund may invest in various instruments commonly known as "derivatives" to increase its exposure to certain groups of securities. The derivatives that the Fund may use include futures contracts, options on futures contracts and forward contracts. The Fund may use derivatives to keep cash on hand to meet shareholder redemptions, as a hedging strategy to maintain a specific portfolio duration, or to protect against market risk. When employing the global asset allocation strategy, the Fund may use derivatives for leveraging, which is a way to attempt to enhance returns.

FOOTNOTE: Futures contracts and options on futures contracts are commonly used for traditional hedging purposes to attempt to protect an investor from the risks of changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities.

Other Investments
The Fund may also invest in and utilize the following investments and investment techniques and practices: Rule 144A securities, when-issued and delayed delivery securities, repurchase agreements, reverse repurchase agreements and dollar rolls.

FOOTNOTE: Portfolio Turnover. The portfolio turnover rate measures the frequency that the Portfolio sells and replaces the securities it holds within a given period. Historically, this Fund has had a high portfolio turnover rate. High turnover can increase the Fund's transaction costs, thereby lowering its returns.

INVESTMENT PROCESS

The Fund's investment strategy emphasizes a diversified exposure to higher yielding mortgage, corporate and asset-backed sectors of the investment grade fixed income markets. These "spread" sectors have historically offered higher returns than U.S. government securities. The investment process focuses on a top-down approach, first focused on the sector allocations, then using relative value analysis to select the best securities within each sector. To select securities, we analyze such factors as credit quality, interest rate sensitivity and spread relationships between individual bonds.

The Fund also purchases Wrapper Agreements, which seek to offset price fluctuations of the fixed income securities and, as a result, provide a stable value per share for the Fund. A primary emphasis is placed on assessing the credit quality of financial institutions that may provide a Wrapper Agreement to the Fund. We perform proprietary credit analysis on a large universe of issuers. We actively manage the negotiation and maintenance of these Wrapper Agreements.

RISKS
Below we set forth some of the prominent risks associated with fixed income investing, the use of Wrapper Agreements, and the risks of investing in general. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed.

Primary Risks

Interest Rate Risk. All debt securities face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates fall.

Credit Risk. An investor purchasing a fixed income security faces the risk that the value of the security may decline because the creditworthiness of the issuer may decline or the issuer may fail to make timely payment of interest or principal.

Wrapper Agreement Risk. Although the Wrapper Agreements attempt to maintain a stable value per share, there are risks associated with the Wrapper Agreements, including:
 .    A Wrapper Provider could default, which could cause the Fund's share value to fluctuate or fall and could result in losses for Plan participants who sell their shares.
 .    The Wrapper Agreements may require the Fund to maintain a certain percentage of its assets in short-term investments. This could result in a lower return than if the Fund invested those assets in longer-term securities. The Fund may elect not to cover a fixed income security with a remaining maturity of 60 days or less, cash or short-term investments with Wrapper Agreements.
 .    The Wrapper Agreements generally do not protect the Fund from loss caused by a fixed income security issuer's default on principal or interest payments.
 .    The Fund may not be able to obtain Wrapper Agreements to cover all of its assets.
 .    If a Wrapper Provider is unable to make timely payments, the Fund's Board may determine the fair value of that Wrapper Agreement to be less than the difference between the book value and the market value, which could cause the Fund's net asset value to fluctuate.
 .    There is no guarantee that a Fund shareholder or Plan participant will realize the same investment return as they might if they had invested directly in the Fund's assets (without use of the Wrapper Agreements).

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short- to intermediate-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund's returns to lag behind those of money market funds.

Liquidity Risk. Liquidity risk is the risk that a security cannot be sold quickly at a price that reflects our estimate of its value. Because there is no active trading market for Wrapper Agreements, the Fund's investments in the Wrapper Agreements are considered illiquid. In an effort to minimize this risk, the Fund limits its investments in illiquid securities, including Wrapper Agreements, to 15% of net assets.

Pricing Risk. We value securities in the Fund at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth in the judgment of the Board of Trustees.

This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

According to the procedures adopted by the Board of Trustees, the fair value of the Wrapper Agreements generally will equal the difference between the book value and the market value (plus accrued interest) of the Fund's assets. In determining fair value, the Board will consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreements. If the Board of Trustees determines that a Wrapper Agreement should not be valued this way, the net asset value of the Fund could fluctuate.

Derivative Risk. Derivatives are more volatile and less liquid than traditional fixed income securities. Risks associated with derivatives include:
 .    the derivative may not fully offset the underlying positions;
 .    the derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and
 .    the possibility the Fund cannot sell the derivative because of an illiquid secondary market.

The use of derivatives for leveraging purposes tends to magnify the effect of an instrument's price changes as market conditions change.

If the fund invests in futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than other investments.


Temporary Defensive Position. We may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or market events. We could place up to 100% of the Fund's assets in short-term obligations with one of the top two investment ratings. These short-term obligations may not be covered by a Wrapper

Agreement. To the extent we might adopt such a position, the Fund may not meet its goal of a high level of current income or a stable net asset value.

MANAGEMENT OF THE FUND
Board of Trustees. The Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all of the Fund's activities on their behalf.

Investment Adviser. Under the supervision of the Board of Trustees, Bankers Trust Company (Bankers Trust) with headquarters at 130 Liberty Street, New York, NY 10006, acts as the Fund's Investment Adviser. As Investment Adviser, Bankers Trust makes the Fund's investment decisions and assumes responsibility for the securities the Fund owns. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. Bankers Trust received a fee of 0.35% of the Fund's average daily net assets for its services in the last fiscal year.


As of December 31, 1999, Bankers Trust had total assets under management of approximately $___ billion. Bankers Trust is dedicated to servicing the needs of corporations, governments, financial institutions, and private clients and has invested retirement assets on behalf of the nation's largest corporations and institutions for more than 50 years. The scope of the firm's capability is broad: it is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide. As of December 31, 1999, BT managed approximately $___ in stable value assets.

At a Special Meeting of Shareholders held on October 8, 1999, shareholders of the Fund approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 6, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management Inc. ("DAMI"). The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons", generally referred to as Independent Trustees. Shareholders of the Fund also approved a new sub-investment advisory agreement among the Trust, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting. Under the new investment advisory agreement and new sub-advisory agreement, the compensation paid and the services provided would be the same as those under the existing advisory agreement with Bankers Trust.

DAMI is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. DAMI provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies.

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $63.5 million fine to state and federal authorities. On July 26, 1999, the federal criminal proceedings were concluded with Bankers Trust's formal sentencing. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

As a result of the plea, absent an order from the SEC, Bankers Trust would not be able to continue to provide investment advisory services to the Fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

Portfolio Managers. The following portfolio managers are responsible for the day-to-day management of the master portfolio's investments:

Eric Kirsch, CFA
 .    Managing Director of Bankers Trust
 .    Portfolio Manager of the master portfolio since its inception
 .    Joined Bankers Trust in 1980
 .    Head of the Stable Value investment group
 .    __ years of investment industry experience

Louis R. D'Arienzo
 .    Principal of Bankers Trust
 .    Portfolio Manager of the fixed income portion of the master portfolio since its inception
 .    Joined Bankers Trust in 1981
 .    Portfolio Manager in the Structured Fixed Income investment group
 .    17 years of trading and investment experience in structured portfolios and quantitative analysis of fixed income and derivative securities

John D. Axtell
 .    Principal of Bankers Trust
 .    Portfolio Manager of the wrapper agreements in the master portfolio since its inception
 .    Joined Bankers Trust in 1990
 .    Portfolio Manager in the Stable Value investment group
 .    __ years of investment industry experience

Other Services. Bankers Trust provides administrative services--such as portfolio accounting, legal services and others--for the Fund. In addition, Bankers Trust, or your broker or financial advisor, performs the functions necessary to establish and maintain your account. Besides setting up the account and processing your purchase and sale orders, these functions include:
 .    keeping accurate, up-to-date records for your individual Fund account;
 .    implementing any changes you wish to make in your account information;
 .    processing your requests for cash dividends and distributions from the
     Fund;
 .    answering your questions on the Fund's investment performance or administration;
 .    sending proxy reports and updated prospectus information to you; and
 .    collecting your executed proxies.

Brokers and financial advisors may charge additional fees to investors only for those services not otherwise included in the Bankers Trust servicing agreement, such as cash management, or special trust or retirement-investment reporting.

Organizational Structure. The BT PreservationPlus Fund is a "feeder fund" that invests all of its assets in a "master portfolio," the BT PreservationPlus Portfolio. The Fund and the master portfolio have the same investment objective. The master portfolio is advised by Bankers Trust.

The master portfolio may accept investments from other feeder funds. The feeders bear the master portfolio's expenses in proportion to their assets. Each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows the Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholders' best interests. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio or take other action.

CALCULATING THE FUND'S SHARE PRICE

We calculate the daily price of a Fund's shares (also known as the "net asset value" or "NAV") in accordance with the standard formula for valuing mutual fund shares at the close of regular trading on the New York Stock Exchange every day the Exchange is open for business. The formula calls for deducting all of a Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of shares outstanding.

According to the procedures adopted by the Board of Trustees, the fair value of the Wrapper Agreements generally will equal the difference between the book value and the market value (plus accrued interest) of the Fund's assets. In determining fair value, the Board will consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreements.

FOOTNOTE: The Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.


DIVIDENDS AND DISTRIBUTIONS
The Fund declares dividends from its net income daily and pays the dividends on a monthly basis.

The Fund reserves the right to include in the daily dividend any short-term capital gains on securities that it sells. Also, the Fund will normally declare and pay annually any long-term capital gains as well as any short-term capital gains that it did not distribute during the year.

On occasion, the dividends the Fund distributes may differ from the income the Fund earns. When the Fund's income exceeds the amount distributed to shareholders, the Fund may make an additional distribution. When an additional distribution is necessary, the Board of Trustees may declare a reverse stock split to occur at the same time the additional distribution is made. Making the additional distribution simultaneously with the reverse stock split will minimize fluctuations in the net asset value of the Fund's shares.

We automatically reinvest all dividends and capital gains, if any, unless you tell us otherwise.

FOOTNOTE: A reverse stock split reduces the number of total shares the Fund has outstanding. The market value of the shares will be the same after the stock split as before the split, but each share will be worth more.


TAX CONSIDERATIONS
The Fund does not ordinarily pay income taxes. You and other shareholders pay taxes on the income or capital gains from the Fund's holdings.

For Plan participants utilizing the Fund as an investment option under their Plan, dividend and capital gain distributions from the Fund generally will not be subject to current taxation, but will accumulate on a tax-deferred basis.

Because each participant's tax circumstances are unique and because the tax laws governing Plans are complex and subject to change, we recommend that you consult your Plan administrator, your plan's Summary Plan Description, and/or your tax advisor about the tax consequences of your participation in your Plan and of any Plan contributions or withdrawals.

SHAREHOLDER INFORMATION
The Fund does not sell its shares directly to the public. The Fund offers shares only to certain participant-directed employee benefit plans. These benefit plans may own the Fund's shares: 1) directly or 2) indirectly through other investment vehicles such as an insurance company separate account or bank collective fund, which offer the Fund as an investment option to its participants.

Benefit Plans investing in the Fund must limit their participants' ability to direct a withdrawal from the Fund to the following circumstances:
 .    upon the Plan participant's death, retirement, disability or termination;
 .    to fund Plan participant loans and other "in service" withdrawals made pursuant to the terms of the Plan; and
 .    for transfers to other Plan investment options that are not competing funds. Transfers between the Fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.

How To Receive Account Information

 .    If you are a Plan participant, you should contact your Plan administrator or the organization that provides record-keeping services for information about your account.
 .    If you are a Plan administrator or fiduciary, you should call
     1-800-677-7596 for information about the Plan's account with the Fund.

Transactions in Fund Shares
Each Plan has different provisions about how and when their participants may buy, sell and exchange Fund shares. The Plan administrator is responsible for communicating participants' instructions to the Fund. Plan participants should contact their Plan administrator to effect transactions in the Fund.

Important Information About Buying and Selling Shares
 .    After receiving a Plan's order, the Fund buys or sells shares at the next price calculated on a day the Fund is open for business. The Fund remits proceeds from the sale of shares in U.S. dollars for redemption requests up to $500,000 or 1% of the Fund's NAV, whichever is less, during any 90-day period for any one shareholder. The Fund may redeem "in kind" if a redemption request is larger than the lesser of $500,000 or 1% of the
     Fund's NAV. The Fund may also redeem "in kind" if a redemption request is not directed by a Plan participant and is made on less than twelve months' notice. In these situations, the Fund may require additional information.
 .    The Fund may request additional information about the Plan when an order to redeem 5% or more of a Plan's assets is received. The Fund does not issue share certificates.
 .    Sales orders not directed by Plan participants and received on less than twelve months prior written notice are subject to a 2% redemption fee.
 .    Unless otherwise instructed, the Fund normally makes payment of the proceeds from the sale of Plan shares the next business day but always within seven days.
 .    The Fund reserves the right to reject any purchase order or to suspend or postpone redemptions at times when both the New York Stock Exchange and the Fund's custodian are closed.
 .    The redemption fee does not apply to exchanges into another class of shares of the Fund, into another investment company or other entity that invests exclusively in the Portfolio.

The table below provides a picture of the Fund's financial performance since its inception. The information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by _________________, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the [BT Service Center] at 1-800-677-7596.

Financial Highlights

INSTITUTIONAL CLASS SHARES
----------------------------------------------------------------------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period.......

Income from Investment Operations
Net Investment Income......................

Income from Investment Operations
Net Investment Income......................

Distributions to Shareholders
Net Investment Income......................

Distributions to Shareholders
Net Investment Income......................

Net Asset Value, End of Period.............
Total Investment Return....................
Supplemental Data and Ratios:
  Net Assets, End of Period (000s omitted).
  Ratios to Average Net Assets:**
    Net Investment Income..................
    Net Expenses, Including Expenses
       of the PreservationPlus Portfolio...
    Decrease Reflected in Above Expense
       Ratio Due to Absorption of Expenses
       by Bankers Trust

___________________________
*     Commencement of operations
**    Includes Fund share of Portfolio expenses

(logo)

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated January 31, 2000, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in the Fund, write to us at:

                               [BT Service Center]
                               P.O. Box 219210
                               Kansas City, MO 64121-9210
or call our toll-free number:  1-800-677-7596

You can find reports and other information about the Fund on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-800-SEC-0330.

[BT] PreservationPlus [Fund]                           CUSIP #055847834
BT Pyramid Mutual Funds                                PRODUCT CODE
                                                       811-6576

Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101

                         PROSPECTUS: JANUARY 31, 2000

                                    (logo)

[BT] PreservationPlus [Fund]
Institutional Service Class

With the goal of achieving a high level of current income while seeking to maintain a stable value per share

TRUST: BT PYRAMID MUTUAL FUNDS

INVESTMENT ADVISER: BANKERS TRUST COMPANY

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BT PreservationPlus Fund - Institutional Service Page 1

    BT PreservationPlus Fund
    Overview of the BT PreservationPlus Fund
00  Goal
00  Core Strategy
00  Investment Policies and Strategies
00  Principal Risks of Investing in the Fund
00  Who Should Consider Investing in the Fund
00  Total Returns, After Fees and Expenses
00  Fees and Expenses of the Fund

    A Detailed Look at the BT PreservationPlus Fund
00  Objective
00  Strategy
00  Principal Investments
00  Investment Process
00  Risks
00  Management of the Fund
00  Calculating the Fund's Share Price
00  Dividends and Distributions
00  Tax Considerations
00  Shareholder Information
00  Financial Highlights

Overview
of the BT PreservationPlus Fund

Goal: The Fund seeks a high level of current income while seeking to maintain a stable value per share.

Core Strategy: The Fund invests primarily in fixed income securities. The Fund also enters into contracts with financial institutions that are designed to stabilize the Fund's share value.

INVESTMENT POLICIES AND STRATEGIES
The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve its goal by investing in fixed income securities of varying maturities, money market instruments and futures and options. The Fund attempts to maintain a stable share value by entering into contracts,

BT PreservationPlus Fund - Institutional Service Page 2 called Wrapper Agreements, with financial institutions, such as insurance companies and banks.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Although the Fund seeks to preserve a stable share value, there are risks associated with fixed income investing. For example, the value of fixed income securities could fluctuate or fall if:
 .  There is a sharp rise in interest rates.
 .  An issuer's creditworthiness declines.
 . Changes in interest rates or economic downturns have a negative effect on issuers in the financial services industry.

The Fund attempts to offset these risks by purchasing Wrapper Agreements. Wrapper Agreements may have their own risks, including:
 .  The possibility of default by a financial institution providing a Wrapper
   Agreement ("Wrapper Provider').
 . The inability of the Fund to obtain Wrapper Agreements covering the Fund's assets.

The Fund is also subject to the risk that the Investment Adviser incorrectly judges the potential risks and rewards of derivative investing.

WHO SHOULD CONSIDER INVESTING IN THE FUND
While the Fund continues to offer other classes of shares, effective October 18, 1999, the Institutional Service Class of the BT PreservationPlus Fund ceased establishing new accounts. The Fund offers two other classes - Investment Class and Institutional Class - that are open to new shareholders. There are different fees associated with investing in the Investment Class and the Institutional Class. For a free copy of the prospectuses for the Investment Class and the Institutional Class, please call 1-800-677-7596. Read the prospectus carefully before investing.

You should consider investing in the Fund if you are looking for an investment that seeks to earn current income higher than money market mutual funds over most time periods and to preserve the value of your investment.

The BT PreservationPlus Fund offers shares only to participant-directed employee benefit plans. Sales are made: 1) directly or 2) indirectly through vehicles like insurance company separate accounts or bank collective fund. Plans investing in the Fund are required to impose certain restrictions on their participants' ability to exchange shares of

BT PreservationPlus Fund - Institutional Service Page 3 the Fund. Benefit Plans investing in the Fund must limit their participants' ability to direct a withdrawal from the Fund to the following circumstances:
 .  upon the Plan participant's death, retirement, disability or termination;
 .  to fund Plan participant loans and other "in service" withdrawals made pursuant to the terms of the Plan; and
 .  for transfers to other Plan investment options that are not competing funds.
   Transfers between the Fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.

FOOTNOTE: Competing funds are any fixed income investment options with a targeted average duration of three years or less, or any investment option that seeks to maintain a stable value per unit or share, including money market funds.

You should not consider investing in the BT PreservationPlus Fund if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

An investment in the BT PreservationPlus Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve a stable share value, it is possible to lose money by investing in the Fund.

BT PreservationPlus Fund - Institutional Service Page 4

TOTAL RETURNS, AFTER FEES AND EXPENSES
The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each full calendar year since it began selling shares to the public on April 1, 1998 (its inception date). The table compares the Fund's average annual return with the Lehman 1-3 Year Government/Corporate Total Return Index, the IBC First Tier Retail Money Market Universe, and wrapped Lehman Intermediate Aggregate Index, over the last calendar year and since the Fund's inception. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding securities - costs that are reflected in the Fund's results.

FOOTNOTE: Lehman 1-3 Year Government/Corporate Total Return Index is a widely accepted benchmark of short-term fixed income securities. It is a total return index consisting of all U.S. Government agency securities, U.S. Government Treasury securities and all investment grade corporate debt securities with maturities of one to three years. We also compare the Fund's performance to two other indices. The IBC First Tier Retail Money Market Universe is [description]. The Wrapped Lehman Intermediate Aggregate Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Index and a book value wrapper agreement. The benchmark returns are calculated assuming a start date of April 1, 1998, which is the same day that the BT PreservationPlus Fund - Institutional Service Class commenced operations. The assumed expense level for the book value wrapper agreement is 0.15%. This benchmark more closely reflects the market sector in which the Fund invests.

Year-by-Year Returns
(each full calendar year since inception)
[bar chart]                        ------
                                    [   ]%
                                   ------
                                    1999
                                   ------

Since inception, the Fund's highest return in any calendar quarter was [  ]%
([   ] quarter  19[  ]) and its lowest quarterly return was [  ]% ([  ] quarter
19[ ]). Past performance offers no indication of how the Fund will perform in the future.

BT PreservationPlus Fund - Institutional Service Page 5

Average Annual Returns
(as of December 31, 1999)

     -------------------------------------------------------------------
                                                       Since Inception
                                          1 year       (April 1, 1998)
     -------------------------------------------------------------------
     BT PreservationPlus Fund -           [   ]%       [   ]%
     Institutional Service Class
     -------------------------------------------------------------------
     Lehman 1-3 Year                      [   ]%       [   ]%
     Government/Corporate Total
     Return Index
     -------------------------------------------------------------------
     IBC First Tier Retail Money          [   ]%       [   ]%
     Market Universe
     -------------------------------------------------------------------
     Wrapped Lehman Intermediate          [   ]%       [   ]%
     Aggregate Index
     -------------------------------------------------------------------

As of December 31, 1999, the Fund's 30-day yield was [   ]%.

FOOTNOTE: The 30-day yield is a measure of the income generated by the Fund over a thirty-day period. This amount is then annualized, which means that we assume the Fund generates the same income every month for a year. The "total return" of the Fund is the change in the value of an investment in the Fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the Fund over a given period.

FEES AND EXPENSES OF THE FUND
The Shareholder Fees and Annual Fees and Expenses tables to the right describe the fees and expenses that you may pay if you buy and hold shares of the BT PreservationPlus Fund -- Institutional Service Class.

Shareholder Fees
(fees paid directly from your investment)

     -------------------------------------------------------------------
     Maximum Sales Charge Imposed on Purchases                      None
     -------------------------------------------------------------------
     Maximum Sales Charge on Reinvested Dividends                   None

     -------------------------------------------------------------------
     Maximum Redemption Fee (as a percentage of amount              2.0%
     redeemed, as applicable)
     -------------------------------------------------------------------

Under normal circumstances, redemptions of shares that are directed by Plan participants are not subject to a redemption fee. Redemptions of Shares that are not directed by Plan

BT PreservationPlus Fund - Institutional Service Page 6 participants and that are made on less than twelve months' prior written notice to the Fund are subject to a redemption fee of 2% of the amount redeemed payable to the Fund.

Annual Fees and Expenses
(expenses paid from fund assets)

                                                       Percentage of Average
                                                        Daily Net Assets/1/
     -------------------------------------------------------------------------
     Management Fees                                           0.35%
     -------------------------------------------------------------------------
     Distribution and Service (12b-1) Fees                     None
     -------------------------------------------------------------------------
     Other Fund Operating Expenses                             [  ]%/2/
     -------------------------------------------------------------------------
     Total Fund Operating Expenses                             [  ]%
     ------------------------------------------------------------------------
     Less: Fee Waivers or Expense Reimbursements               [  ]%/3/
     ------------------------------------------------------------------------
     Net Expenses                                              0.55%
     ------------------------------------------------------------------------

Institutional Service Class shares are subject to shareholder servicing fees in the maximum amount of 0.15% of the average daily net assets of the shares. The shareholder services provided in exchange for these fees may include establishing and maintaining shareholder and Plan participant accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering investor/shareholder's inquiries regarding the Fund and/or its classes, providing periodic statements showing the investor/shareholder's account balance and those of Plan participants, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. The numbers assume that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained

/1/ Information on the annual operating expenses reflects the expenses of both the Fund and the BT PreservationPlus Portfolio, the master portfolio in which the BT PreservationPlus Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.)

/2/ "Other Expenses" include the annual premium rate the Fund paid for Wrapper Agreements and a shareholder servicing fee of 0.15%.

/3/ Bankers Trust has agreed, for the 16-month period from the Fund's fiscal year end of September 30, 1999, to waive its fees and reimburse expenses so that total expenses will not exceed 0.55%.

BT PreservationPlus Fund - Institutional Service Page 7 the same, and that you sold your shares at the end of the period. The expense example does not include a redemption fee.

You may use this hypothetical example to compare the Fund's expense history with other funds./1/ Your actual costs may be higher or lower.

Expense Example/4/
                         ---------------------------------------------
                           1 year     3 years     5 years     10 years
                         ---------------------------------------------
                           $[   ]      $[   ]      $[   ]      $[   ]
                         ---------------------------------------------

/4/   Based on expenses, after fee waivers and reimbursements for the first 16 months only.

BT PreservationPlus Fund - Institutional Service Page 8

A detailed look
at the BT PreservationPlus Fund

OBJECTIVE
The BT PreservationPlus Fund seeks a high level of current income while seeking to maintain a stable value per share.

While we give priority to earning income and maintaining the value of the Fund's principal, all fixed income securities, including U.S. government obligations, can change in value when, for example, interest rates change or an issuer's creditworthiness changes.

STRATEGY
The Fund seeks current income that is higher than that of money market funds by investing in fixed income securities with varying maturities and maintaining an average portfolio duration of 2.5 to 4.5 years. In addition, the Fund enters into Wrapper Agreements designed to stabilize the Fund's share value (Wrapper Agreements). Wrapper Agreements are provided by financial institutions, such as insurance companies and banks.

FOOTNOTE: Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it is to changes in interest rates. Investors in longer-duration bonds face more risk as interest rates rise--but also are more likely to receive more income from their investment to compensate for the risk.

PRINCIPAL INVESTMENTS
Fixed Income Securities
The Fund invests at least 65% of its net assets in fixed income securities including:
 .  U.S. government securities that are issued or guaranteed by the U.S.
   Treasury, or by agencies or instrumentalities of the U.S. Government.
 .  U.S. dollar-denominated securities issued by domestic or foreign corporations, foreign governments or supranational entities.
 .  U.S. dollar-denominated asset-backed securities issued by domestic or foreign entities.
 .  Mortgage pass-through securities issued by governmental and non-governmental issuers.
 .  Collateralized mortgage obligations and real estate mortgage investment conduits.
 . Obligations issued or guaranteed, or backed by securities issued or guaranteed, by the U.S. government, or any of its agencies or instrumentalities, including CATS, TIGRs,

BT PreservationPlus Fund - Institutional Service Page 9

   TRs and zero coupon securities, which are securities consisting of either the principal component or the interest component of a U.S. Treasury bond.

We employ the following policies to attempt to reduce the risks involved in investing in fixed income securities:
 .  We allocate assets among a diversified group of issuers.
 . We invest in fixed income securities that are rated, at the time of purchase, within the top three rating categories as rated by Moody's Investors Service, Inc., Standard & Poor's Ratings Services or Duff & Phelps Credit Rating Co., another nationally recognized statistical rating organization, or, if unrated, determined by us to be of comparable quality.
 . We target an average portfolio duration of 2.5 to 4.5 years by investing in fixed income securities with short- to intermediate-term maturities. Generally, rates of short-term investments fluctuate less than longer-term investments.

FOOTNOTE: Maturity measures the time remaining until an issuer must repay a bond's principal in full.

Wrapper Agreements
The Fund enters into Wrapper Agreements with insurance companies, banks and other financial institutions. Unlike traditional fixed income portfolios, the Fund's purchases of Wrapper Agreements should offset substantially the price fluctuations typically associated with fixed income securities. In using Wrapper Agreements, the Fund seeks to eliminate the effect of any gains or losses on the value per share when the Fund sells securities. Normally, these agreements require the Wrapper Provider to maintain the book value of a portion of the Fund's assets (Covered Assets) if certain events occur. More than one Wrapper Provider provides coverage with respect to the same securities and pays, when applicable, based on the pro rata portion of the Fund's assets that it covers.

FOOTNOTE: Book value of the Covered Assets is their purchase price, plus interest (as specified in the Wrapper Agreement), less an adjustment to reflect any defaulted securities.

The Crediting Rate:
 . Is the actual interest earned on the Covered Assets based on the formula stated in the Wrapper Agreements and is generally adjusted monthly for price movements in the Covered Assets and amounts payable to or receivable from the Wrapper Provider; and
 .  Is a significant component of the Fund's yield.

BT PreservationPlus Fund - Institutional Service Page 10

In general, if the Fund sells securities and the market value (plus accrued interest) of those securities is less than their book value, the Wrapper Provider must pay the difference to the Fund. On the other hand, if the Fund sells securities and the market value (plus accrued interest) is more than the book value, the Fund must pay the difference to the Wrapper Provider.

We employ the following policies to attempt to reduce the risks involved in using Wrapper Agreements:
 .  We purchase Wrapper Agreements from multiple issuers, each of which has received a high quality rating from Moody's or Standard & Poor's.
 . We monitor, on a continual basis, the financial well being of the issuers of the securities in which the Fund invests and the Wrapper Providers providing Wrapper Agreements to the Fund.

Generally, unless the Wrapper Agreement requires the sale of a security that has been downgraded below a specified rating, the Fund is not required to dispose of any security or Wrapper Agreement whose issuer's rating has been downgraded.

FOOTNOTE: A high quality rating means a security is rated in the top two long-term ratings categories by a nationally recognized statistical rating organization.

Short-Term Investments. The Fund will also invest in short-term investments, including money market mutual funds, to meet shareholder withdrawals and other liquidity needs. These short-term investments, such as commercial paper and certificates of deposit, will be rated, at the time of purchase, in one of the top two short-term rating categories by a nationally recognized statistical rating organization, or if unrated, are determined to be of similar quality by the Fund's Investment Adviser.

Derivative Instruments
The Fund may invest in various instruments commonly known as "derivatives" to increase its exposure to certain groups of securities. The derivatives that the Fund may use include futures contracts, options on futures contracts and forward contracts. The Fund may use derivatives to keep cash on hand to meet shareholder redemptions, as a hedging strategy to maintain a specific portfolio duration, or to protect against market risk. When employing the global asset allocation strategy, the Fund may use derivatives for leveraging, which is a way to attempt to enhance returns.

FOOTNOTE: Futures contracts and options on futures contracts are commonly used for traditional hedging purposes to attempt to protect an investor from the risks of changing interest rates, securities prices or currency exchange rates and for cash


BT PreservationPlus Fund - Institutional Service Page 11 management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities.

Other Investments
The Fund may also invest in and utilize the following investments and investment techniques and practices: Rule 144A securities, when-issued and delayed delivery securities, repurchase agreements, reverse repurchase agreements and dollar rolls.

FOOTNOTE: Portfolio Turnover. The portfolio turnover rate measures the frequency that the Portfolio sells and replaces the securities it holds within a given period. Historically, this Fund has had a high portfolio turnover rate. High turnover can increase the Fund's transaction costs, thereby lowering its returns.

INVESTMENT PROCESS

The Fund's investment strategy emphasizes a diversified exposure to higher yielding mortgage, corporate and asset-backed sectors of the investment grade fixed income markets. These "spread" sectors have historically offered higher returns than U.S. government securities. The investment process focuses on a top-down approach, first focused on the sector allocations, then using relative value analysis to select the best securities within each sector. To select securities, we analyze such factors as credit quality, interest rate sensitivity and spread relationships between individual bonds.

The Fund also purchases Wrapper Agreements, which seek to offset price fluctuations of the fixed income securities and, as a result, provide a stable value per share for the Fund. A primary emphasis is placed on assessing the credit quality of financial institutions that may provide a Wrapper Agreement to the Fund. We perform proprietary credit analysis on a large universe of issuers. We actively manage the negotiation and maintenance of these Wrapper Agreements.

RISKS
Below we set forth some of the prominent risks associated with fixed income investing, the use of Wrapper Agreements, and the risks of investing in general. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed.

Primary Risks


BT PreservationPlus Fund - Institutional Service Page 12

Interest Rate Risk. All debt securities face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates fall.

Credit Risk. An investor purchasing a fixed income security faces the risk that the value of the security may decline because the creditworthiness of the issuer may decline or the issuer may fail to make timely payment of interest or principal.

Wrapper Agreement Risk. Although the Wrapper Agreements attempt to maintain a stable value per share, there are risks associated with the Wrapper Agreements, including:
 . A Wrapper Provider could default, which could cause the Fund's share value to fluctuate or fall and could result in losses for Plan participants who sell their shares.
 . The Wrapper Agreements may require the Fund to maintain a certain percentage of its assets in short-term investments. This could result in a lower return than if the Fund invested those assets in longer-term securities. The Fund may elect not to cover a fixed income security with a remaining maturity of 60 days or less, cash or short-term investments with Wrapper Agreements.
 .  The Wrapper Agreements generally do not protect the Fund from loss caused by a fixed income security issuer's default on principal or interest payments.
 .  The Fund may not be able to obtain Wrapper Agreements to cover all of its assets.
 . If a Wrapper Provider is unable to make timely payments, the Fund's Board may determine the fair value of that Wrapper Agreement to be less than the difference between the book value and the market value, which could cause the Fund's net asset value to fluctuate.
 . There is no guarantee that a Fund shareholder or Plan participant will realize the same investment return as they might if they had invested directly in the Fund's assets (without use of the Wrapper Agreements).

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short- to intermediate-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund's returns to lag behind those of money market funds.

Liquidity Risk. Liquidity risk is the risk that a security cannot be sold quickly at a price that reflects our estimate of its value. Because there is no active trading market for Wrapper Agreements, the Fund's investments in the Wrapper Agreements are considered


BT PreservationPlus Fund - Institutional Service Page 13 illiquid. In an effort to minimize this risk, the Fund limits its investments in illiquid securities, including Wrapper Agreements, to 15% of net assets.

Pricing Risk. We value securities in the Fund at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth in the judgment of the Board of Trustees.

This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

According to the procedures adopted by the Board of Trustees, the fair value of the Wrapper Agreements generally will equal the difference between the book value and the market value (plus accrued interest) of the Fund's assets. In determining fair value, the Board will consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreements. If the Board of Trustees determines that a Wrapper Agreement should not be valued this way, the net asset value of the Fund could fluctuate.

Derivative Risk. Derivatives are more volatile and less liquid than traditional fixed income securities. Risks associated with derivatives include:
 .  the derivative may not fully offset the underlying positions;
 .  the derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and . the possibility the Fund cannot sell the derivative because of an illiquid secondary market.

The use of derivatives for leveraging purposes tends to magnify the effect of an instrument's price changes as market conditions change.

If the fund invests in futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than other investments.


BT PreservationPlus Fund - Institutional Service Page 14

Temporary Defensive Position. We may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or market events. We could place up to 100% of the Fund's assets in short-term obligations with one of the top two investment ratings. These short-term obligations may not be covered by a Wrapper Agreement. To the extent we might adopt such a position, the Fund may not meet its goal of a high level of current income or a stable net asset value.

MANAGEMENT OF THE FUND
Board of Trustees. The Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all of the Fund's activities on their behalf.

Investment Adviser. Under the supervision of the Board of Trustees, Bankers Trust Company (Bankers Trust) with headquarters at 130 Liberty Street, New York, NY 10006, acts as the Fund's Investment Adviser. As Investment Adviser, Bankers Trust makes the Fund's investment decisions and assumes responsibility for the securities the Fund owns. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. Bankers Trust received a fee of 0.35% of the Fund's average daily net assets for its services in the last fiscal year.


As of December 31, 1999, Bankers Trust had total assets under management of approximately $___ billion. Bankers Trust is dedicated to servicing the needs of corporations, governments, financial institutions, and private clients and has invested retirement assets on behalf of the nation's largest corporations and institutions for more than 50 years. The scope of the firm's capability is broad: it is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide. As of December 31, 1999, BT managed approximately $___ in stable value assets.

At a Special Meeting of Shareholders held on October 8, 1999, shareholders of the Fund approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 6, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management Inc. ("DAMI"). The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons", generally referred to as Independent Trustees. Shareholders of the Fund also approved a new sub-investment advisory agreement among the Trust, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's


BT PreservationPlus Fund - Institutional Service Page 15 expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting. Under the new investment advisory agreement and new sub-advisory agreement, the compensation paid and the services provided would be the same as those under the existing advisory agreement with Bankers Trust.

DAMI is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. DAMI provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies.

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $63.5 million fine to state and federal authorities. On July 26, 1999, the federal criminal proceedings were concluded with Bankers Trust's formal sentencing. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

As a result of the plea, absent an order from the SEC, Bankers Trust would not be able to continue to provide investment advisory services to the Fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

Portfolio Managers. The following portfolio managers are responsible for the day-to-day management of the master portfolio's investments:

Eric Kirsch, CFA
 .  Managing Director of Bankers Trust
 .  Portfolio Manager of the master portfolio since its inception
 .  Joined Bankers Trust in 1980
 .  Head of the Stable Value investment group
 .  __ years of investment industry experience

Louis R. D'Arienzo
 .  Principal of Bankers Trust
 . Portfolio Manager of the fixed income portion of the master portfolio since its inception


BT PreservationPlus Fund - Institutional Service Page 16

 .  Joined Bankers Trust in 1981
 .  Portfolio Manager in the Structured Fixed Income investment group
 . 17 years of trading and investment experience in structured portfolios and quantitative analysis of fixed income and derivative securities

John D. Axtell
 .  Principal of Bankers Trust
 .  Portfolio  Manager of the wrapper agreements in the master portfolio since its inception
 .  Joined Bankers Trust in 1990
 .  Portfolio Manager in the Stable Value investment group
 .  __ years of investment industry experience

Other Services. Bankers Trust provides administrative services--such as portfolio accounting, legal services and others--for the Fund. In addition, Bankers Trust, or your broker or financial advisor, performs the functions necessary to establish and maintain your account. Besides setting up the account and processing your purchase and sale orders, these functions include:
 .  keeping accurate, up-to-date records for your individual Fund account;
 .  implementing any changes you wish to make in your account information;
 . processing your requests for cash dividends and distributions from the Fund; . answering your questions on the Fund's investment performance or administration;
 . sending proxy reports and updated prospectus information to you; and . collecting your executed proxies.

Brokers and financial advisors may charge additional fees to investors only for those services not otherwise included in the Bankers Trust servicing agreement, such as cash management, or special trust or retirement-investment reporting.

Organizational Structure. The BT PreservationPlus Fund is a "feeder fund" that invests all of its assets in a "master portfolio," the BT PreservationPlus Portfolio. The Fund and the master portfolio have the same investment objective. The master portfolio is advised by Bankers Trust.

The master portfolio may accept investments from other feeder funds. The feeders bear the master portfolio's expenses in proportion to their assets. Each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows the Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholders' best interests. If the Trustees withdraw the


BT PreservationPlus Fund - Institutional Service Page 17

Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio or take other action.

CALCULATING THE FUND'S SHARE PRICE
We calculate the daily price of a Fund's shares (also known as the "net asset value" or "NAV") in accordance with the standard formula for valuing mutual fund shares at the close of regular trading on the New York Stock Exchange every day the Exchange is open for business. The formula calls for deducting all of a Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of shares outstanding.

According to the procedures adopted by the Board of Trustees, the fair value of the Wrapper Agreements generally will equal the difference between the book value and the market value (plus accrued interest) of the Fund's assets. In determining fair value, the Board will consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreements.

FOOTNOTE: The Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.


DIVIDENDS AND DISTRIBUTIONS
The Fund declares dividends from its net income daily and pays the dividends on a monthly basis.

The Fund reserves the right to include in the daily dividend any short-term capital gains on securities that it sells. Also, the Fund will normally declare and pay annually any long-term capital gains as well as any short-term capital gains that it did not distribute during the year.

On occasion, the dividends the Fund distributes may differ from the income the Fund earns. When the Fund's income exceeds the amount distributed to shareholders, the Fund may make an additional distribution. When an additional distribution is necessary, the Board of Trustees may declare a reverse stock split to occur at the same time the additional distribution is made. Making the additional distribution simultaneously with the reverse stock split will minimize fluctuations in the net asset value of the Fund's shares.

BT PreservationPlus Fund - Institutional Service Page 18

We automatically reinvest all dividends and capital gains, if any, unless you tell us otherwise.

FOOTNOTE: A reverse stock split reduces the number of total shares the Fund has outstanding. The market value of the shares will be the same after the stock split as before the split, but each share will be worth more.


TAX CONSIDERATIONS
The Fund does not ordinarily pay income taxes. You and other shareholders pay taxes on the income or capital gains from the Fund's holdings.

For Plan participants utilizing the Fund as an investment option under their Plan, dividend and capital gain distributions from the Fund generally will not be subject to current taxation, but will accumulate on a tax-deferred basis.

Because each participant's tax circumstances are unique and because the tax laws governing Plans are complex and subject to change, we recommend that you consult your Plan administrator, your plan's Summary Plan Description, and/or your tax advisor about the tax consequences of your participation in your Plan and of any Plan contributions or withdrawals.

SHAREHOLDER INFORMATION
The Fund does not sell its shares directly to the public. The Fund offers shares only to certain participant-directed employee benefit plans. These benefit plans may own the Fund's shares: 1) directly or 2) indirectly through other investment vehicles such as an insurance company separate account or bank collective fund, which offer the Fund as an investment option to its participants.

Benefit Plans investing in the Fund must limit their participants' ability to direct a withdrawal from the Fund to the following circumstances:

 .  upon the Plan participant's death, retirement, disability or termination;
 .  to fund Plan participant loans and other "in service" withdrawals made pursuant to the terms of the Plan; and
 .  for transfers to other Plan investment options that are not competing funds.
   Transfers between the Fund and a non-competing fund will be required to remain

BT PreservationPlus Fund - Institutional Service Page 19 in the non-competing fund for a period of at least three months before transfer to a competing fund.

How To Receive Account Information
 . If you are a Plan participant, you should contact your Plan administrator or the organization that provides record-keeping services for information about your account.
 . If you are a Plan administrator or fiduciary, you should call 1-800-677-7596 for information about the Plan's account with the Fund.

Transactions in Fund Shares
Each Plan has different provisions about how and when their participants may buy, sell and exchange Fund shares. The Plan administrator is responsible for communicating participants' instructions to the Fund. Plan participants should contact their Plan administrator to effect transactions in the Fund.

Important Information About Buying and Selling Shares
 .  After receiving a Plan's order, the Fund buys or sells shares at the next price calculated on a day the Fund is open for business.
 . The Fund remits proceeds from the sale of shares in U.S. dollars for redemption requests up to $500,000 or 1% of the Fund's NAV, whichever is less, during any 90-day period for any one shareholder. The Fund may redeem "in kind" if a redemption request is larger than the lesser of $500,000 or 1% of the Fund's NAV. The Fund may also redeem "in kind" if a redemption request is not directed by a Plan participant and is made on less than twelve months' notice. In these situations, the Fund may require additional information.
 .  The Fund may request additional information about the Plan when an order to redeem 5% or more of a Plan's assets is received.
 .  The Fund does not issue share certificates.
 .  Sales orders not directed by Plan participants and received on less than twelve months prior written notice are subject to a 2% redemption fee.
 . Unless otherwise instructed, the Fund normally makes payment of the proceeds from the sale of Plan shares the next business day but always within seven days.
 . The Fund reserves the right to reject any purchase order or to suspend or postpone redemptions at times when both the New York Stock Exchange and the Fund's custodian are closed.

BT PreservationPlus Fund - Institutional Service Page 20

 . The redemption fee does not apply to exchanges into another class of shares of the Fund, into another investment company or other entity that invests exclusively in the Portfolio.

BT PreservationPlus Fund - Institutional Service Page 21

The table below provides a picture of the Fund's financial performance since its inception. The information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by _________________, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the [BT Service Center] at 1-800-677-7596.

Financial Highlights

                                                              INSTITUTIONAL SERVICE CLASS SHARES

                                                          For the year                 For the period
                                                              ended                April 1, 1998* through
                                                       September 30, 1999            September 30, 1998
                                                       ------------------            ------------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period..........
Income from Investment Operations
 Net Investment Income........................
Income from Investment Operations
 Net Investment Income........................
Distributions to Shareholders
 Net Investment Income........................
Distributions to Shareholders
 Net Investment Income........................
Net Asset Value, End of Period................
Total Investment Return.......................
Supplemental Data and Ratios:
  Net Assets, End of Period (000s omitted)....
  Ratios to Average Net Assets:**
    Net Investment Income.....................
    Net Expenses, Including Expenses
       of the PreservationPlus Portfolio......
    Decrease Reflected in Above Expense
       Ratio Due to Absorption of Expenses
       by Bankers Trust

___________________________
*    Commencement of operations
**   Includes Fund share of Portfolio expenses

BT PreservationPlus Fund - Institutional Service Page 22

(logo)

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated January 31, 2000, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in the Fund, write to us at:

                               [BT Service Center]
                               P.O. Box 219210
                               Kansas City, MO 64121-9210
or call our toll-free number:  1-800-677-7596

You can find reports and other information about the Fund on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-800-SEC-0330.

[BT] PreservationPlus [Fund]                                CUSIP #055847826
BT Pyramid Mutual Funds                                     PRODUCT CODE
                                                            811-6576

Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101

BT PreservationPlus Fund - Institutional Service Page 23

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION

                                                                January 31, 2000

BT Pyramid Mutual Funds:

BT PreservationPlus Fund

   Investment Class
   Institutional Class
   Institutional Service Class

BT PreservationPlus Fund (the "Fund") is a separate series of BT Pyramid Mutual Funds (the "Trust"), an open-end, management investment company (mutual fund). The Investment Class, Institutional Class, and Institutional Service Class of shares (individually and collectively referred to as "Shares" as the context may require) of the Fund are described herein.

As described in the Shares' respective Prospectuses, the Fund seeks to achieve its investment objective by investing all its net investable assets in BT PreservationPlus Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio is a separate subtrust of BT Investment Portfolios, a New York master trust fund (the "Portfolio Trust").

Because the investment characteristics of the Fund correspond directly to those of the Portfolio (in which the Fund invests all of its assets), the following is a discussion of the various investments of and techniques employed by the Portfolio. The Fund is designed as an alternative investment to guaranteed investment contracts ("GICs"), collective GIC funds, bank investment contracts ("BICS"), and so-called "synthetic GICs."

Shares are sold by ICC Distributors, Inc., the Trust's distributor (the "Distributor"), to participant-directed employee benefit plans meeting specified criteria ("Plans"). Shares are offered to Plans either directly or through vehicles such as bank collective funds or insurance company separate accounts consisting solely of such Plans (collectively, "Plan Pools"). Bankers Trust Company ("Bankers Trust") is the Portfolio's investment adviser ("Adviser"). Effective October 18, 1999, the Investment Class of the BT PreservationPlus Fund ceased establishing new accounts.

The Fund's Prospectuses (individually and collectively referred to as the "Prospectus" as the context may require) are dated January 31, 2000. The Prospectus provides the basic information investors should know before investing. This Statement of Additional Information ("SAI"), which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Fund and the Portfolio and should be read in conjunction with the Prospectus. You may request a copy of a prospectus or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trust at the telephone number listed below or by contacting any Service Agent. This SAI is not an offer by the Fund to an investor that has not received a Prospectus. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Prospectus. The Fund's and Portfolio's financial statements for the year ended September 30, 1999, are incorporated herein by reference to the Annual Report to shareholders dated September 30, 1999. A copy of the Fund's and Portfolio's Annual Report may be obtained without charge by calling the Fund at the telephone number listed below.

                             BANKERS TRUST COMPANY

             Investment Adviser of the Portfolio and Administrator

                            ICC DISTRIBUTORS, INC.

                                  Distributor

                              Two Portland Square

                             Portland, Maine 04101

                               TABLE OF CONTENTS

Investment Objective, Policies and Restrictions.........................  1
Performance Information................................................. 13
Valuation of Assets; Redemptions in Kind................................ 14
Management of the Trusts................................................ 16
Organization of the Trust............................................... 20
Taxation................................................................ 21
Appendix................................................................ 24

                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                             Investment Objective

The investment objective of the Fund is a high level of current income while seeking to maintain a stable value per share. There can, of course, be no assurance that the Fund will achieve its investment objective.

                              Investment Policies

The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio. The Trust may withdraw the Fund's investment from the Portfolio at any time if the Trust Board determines that it is in the best interests of the Fund to do so.

The Portfolio's investment objective is a high level of current income while seeking to maintain a stable value per Share. The Portfolio expects to invest at least 65% of its net assets in fixed income securities ("Fixed Income Securities") of varying maturities rated, at the time of purchase, in one of the top three long-term rating categories by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Duff & Phelps Credit Rating Co., or comparably rated by another nationally recognized statistical rating organization ("NRSRO"), or, if not rated by a NRSRO, of comparable quality as determined by Bankers Trust in its sole discretion.

In addition, the Portfolio will enter into contracts ("Wrapper Agreements") with insurance companies, banks or other financial institutions ("Wrapper Providers") that are rated, at the time of purchase, in one of the top two long-term rating categories by Moody's or S&P. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid. At the time of purchase, the value of all of the Wrapper Agreements and any other illiquid securities will not exceed 15% of the Portfolio's net assets.

The following is a discussion of the various investments of and techniques employed by the Portfolio.

Short-Term Instruments. Up to 35% of the Portfolio's total assets may be
----------------------
invested in high quality short-term investments with remaining maturities of 397 days or less to maintain the Liquidity Reserve (as defined below), to meet anticipated redemptions and expenses for day-to-day operating purposes and when, in the opinion of Bankers Trust Company, the Portfolio's investment adviser (the "Adviser" or "Bankers Trust"), it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the respective markets. The Portfolio may hold short-term investments consisting of foreign and domestic (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated in one of the top two short-term rating categories by an NRSRO or, if unrated, of comparable quality in the opinion of the Adviser; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; (v) shares of money market mutual funds; and (vi) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have an outstanding long-term debt rating of A or higher by Standard & Poor's ("S&P") or A-2 or higher by Moody's Investors Service, Inc. ("Moody's") or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by

Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Adviser.

It is important to note the distinction between the Portfolio and short-term investments such as money market funds. The securities held by the Portfolio have a longer average maturity than those of money market funds. Because a money market fund has a shorter average maturity, its yield will track the direction of current market rates of return more closely than the Portfolio. For example, in a rising interest rate environment, money market yields may rise more quickly than will the Portfolio's. In a falling interest rate environment, money market yields may fall more quickly than the Portfolio's. Over the long-term, however, intermediate and long-term Fixed Income Securities such as those purchased by the Portfolio have historically offered higher yields than short-term investments (i.e., money market funds).

Certificates of Deposit and Bankers' Acceptances. Certificates of deposit are
------------------------------------------------
receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

TBA Purchase Commitments. The Fund may enter into TBA purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

Commercial paper. Commercial paper consists of short-term (usually from one to
----------------
270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings, see the Appendix.

U.S. Dollar-Denominated Fixed Income Securities. Bonds and other debt
-----------------------------------------------
instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values. Debt securities, loans and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

U.S. Dollar-Denominated Foreign Securities. The Portfolio may invest a portion
------------------------------------------
of its assets in the dollar-denominated debt securities of foreign companies. Investing in the securities of foreign companies involves more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.

In general, less information may be available about foreign companies than about U.S. companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Foreign securities markets may be less liquid and subject to less regulation than the U.S. securities markets. The costs of investing outside the United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.


U.S. Dollar-Denominated Sovereign and Supranational Fixed Income Securities.
---------------------------------------------------------------------------
Debt instruments issued or guaranteed by foreign governments, agencies and supranational organizations ("sovereign debt obligations"), especially sovereign debt obligations of developing countries, may involve a high degree of risk. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Mortgage- and Asset-Backed Securities. The Portfolio may purchase mortgage-
-------------------------------------
backed securities issued by the U.S. government, its agencies or instrumentalities and non-governmental entities such as banks, mortgage lenders or other financial institutions. Mortgage-backed securities include mortgage pass-through securities, mortgage-backed bonds and mortgage pay-through securities. A mortgage pass-through security is a pro rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder. A mortgage-backed bond is a general obligation of the issuer, payable out of the issuer's general funds and additionally secured by a first lien on a pool of mortgages. Collateralized mortgage obligations ("CMOs") and other mortgage pay-through securities exhibit characteristics of both pass-through and mortgage-backed bonds. CMOs are issued in classes and series that have different maturities and often are retired in sequence. The issuer of a series of CMOs may elect to be treated as a REMIC. The mortgage pass-through securities issued by non-governmental entities such as banks, mortgage lenders or other financial institutions in which the Portfolio may invest include private label mortgage pass-through securities and whole loans. Mortgage-backed securities also include other debt obligations secured by mortgages on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the Portfolio may invest in them if Bankers Trust determines they are consistent with the Portfolio's investment objective and policies.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

The yield characteristics of the mortgage- and asset-backed securities in which the Portfolio may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Portfolio purchases these securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. Conversely, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, their yield. Amounts available for reinvestment by the Portfolio are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

Unlike ordinary Fixed Income Securities, which generally pay a fixed rate of interest and return principal upon maturity, mortgage-backed securities repay both interest income and principal as part of their periodic payments. Because the mortgages underlying mortgage-backed certificates can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities give rise to certain unique "pre-payment" risks. Prepayment risk or call risk is the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid (or "called") prior to maturity, requiring the Portfolio to invest the proceeds at generally lower interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. Collateralized mortgage obligation ("CMO") classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same type of security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. There is the risk in connection with automobile receivables that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Zero-Coupon Securities. The Portfolio may invest in certain zero coupon
----------------------
securities that are "stripped" U.S. Treasury notes and bonds. Zero Coupon Securities including CATS, TIGRs and TRs, are the separate income or principal components of a debt instrument. Zero coupon securities usually trade at a substantial discount from their face or par value. Zero coupon securities are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash. Zero coupon securities involve risks that are similar to those of other debt securities, although they may be more volatile, and the value of certain zero coupon securities moves in the same direction as interest rates. Zero coupon bonds do not make regular interest payments.

Wrapper Agreements. Each Wrapper Agreement obligates the Wrapper Provider to
------------------
maintain the "Book Value" of a portion of the Portfolio's assets ("Covered Assets") up to a specified maximum dollar amount, upon the occurrence of certain specified events. The Book Value of the Covered Assets is their purchase price
(i) plus interest on the Covered Assets at a rate specified in the Wrapper Agreement ("Crediting Rate"), and (ii) less an adjustment to reflect any defaulted securities. The Crediting Rate used in computing Book Value is calculated by a formula specified in the Wrapper Agreement and is adjusted periodically. In the case of Wrapper Agreements purchased by the Portfolio, the Crediting Rate is the actual interest earned on the Covered Assets, or an index-based approximation thereof, plus or minus an adjustment for an amount receivable from or payable to the Wrapper Provider based on fluctuations in the market value of the Covered Assets. As a result, while the Crediting Rate will generally reflect movements in the market rates of interest, it may at any time be more or less than these rates or the actual interest income earned on the Covered Assets. The Crediting Rate may also be impacted by defaulted securities and by increases and decreases of the amount of Covered Assets as a result of contributions and withdrawals tied to the sale and redemption of Shares. Furthermore, the premiums due Wrapper Providers in connection with the Portfolio's investments in Wrapper Agreements are offset against and thus reduce the Crediting Rate. These premiums are generally paid quarterly. In no event will the Crediting Rate fall below zero percent under the Wrapper Agreements entered into by the Portfolio.

Under the terms of a typical Wrapper Agreement, if the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value at the time the Covered Assets are liquidated in order to provide proceeds for withdrawals of Portfolio interests resulting from redemptions of Shares by Plan participants, the Wrapper Provider becomes obligated to pay to the Portfolio the difference. Conversely, the Portfolio becomes obligated to make a payment to the Wrapper Provider if it is necessary for the Portfolio to liquidate Covered Assets at a price above their Book Value in order to make withdrawal payments. (Withdrawals generally will arise when the Fund must pay shareholders who redeem their Shares.) Because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Portfolio the difference between Book Value and market value (plus accrued interest on the underlying securities), each Wrapper Provider will be obligated to pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the Portfolio will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation.

Wrapper Agreements are structured with a number of different features. Wrapper Agreements purchased by the Portfolio are of three basic types: (1) non-participating, (2) participating and (3) "hybrid." In addition, the Wrapper Agreements will either be of fixed-maturity or open-end maturity ("evergreen"). The Portfolio enters into particular types of Wrapper Agreements depending upon their respective cost to the Portfolio and the Wrapper Provider's creditworthiness, as well as upon other factors. Under most circumstances, it is anticipated that the Portfolio will enter into participating Wrapper Agreements of open-end maturity and hybrid Wrapper Agreements.

Under a non-participating Wrapper Agreement, the Wrapper Provider becomes obligated to make a payment to the Portfolio whenever the Portfolio sells Covered Assets at a price below Book Value to meet withdrawals of a type covered by the Wrapper Agreement (a "Benefit Event"). Conversely, the Portfolio becomes obligated to make a payment to the Wrapper Provider whenever the Portfolio sells Covered Assets at a price above their Book Value in response to a Benefit Event. In neither case is the Crediting Rate adjusted at the time of the Benefit Event. Accordingly, under this type of Wrapper Agreement, while the Portfolio is protected against decreases in the market value of the Covered Assets below Book Value, it does not realize increases in the market value of the Covered Assets above Book Value; those increases are realized by the Wrapper Providers.

Under a participating Wrapper Agreement, the obligation of the Wrapper Provider or the Portfolio to make payments to each other typically does not arise until all of the Covered Assets have been liquidated. Instead of payments being made on the occurrence of each Benefit Event, these obligations are a factor in the periodic adjustment of the Crediting Rate.

Under a hybrid Wrapper Agreement, the obligation of the Wrapper Provider or the Portfolio to make payments does not arise until withdrawals exceed a specified percentage of the Covered Assets, after which time payment covering the difference between market value and Book Value will occur.

A fixed-maturity Wrapper Agreement terminates at a specified date, at which time settlement of any difference between Book Value and market value of the Covered Assets occurs. A fixed-maturity Wrapper Agreement tends to ensure that the Covered Assets provide a relatively fixed rate of return over a specified period of time through bond immunization, which targets the duration of the Covered Assets to the remaining life of the Wrapper Agreement.

An evergreen Wrapper Agreement has no fixed maturity date on which payment must be made, and the rate of return on the Covered Assets accordingly tends to vary. Unlike the rate of return under a fixed-maturity Wrapper Agreement, the rate of return on assets covered by an evergreen Wrapper Agreement tends to more closely track prevailing market interest rates and thus tends to rise when interest rates rise and fall when interest rates fall. An evergreen Wrapper Agreement may be converted into a fixed-maturity Wrapper Agreement that will mature in the number of years equal to the duration of the Covered Assets.

Wrapper Providers are banks, insurance companies and other financial institutions. The number of Wrapper Providers has been increasing in recent years. As of November 1996, there were approximately fifteen Wrapper Providers rated in the top two long-term rating categories by Moody's, S&P or another NRSRO. The cost of Wrapper Agreements is typically 0.10% to 0.25% per dollar of Covered Assets per annum.

In the event of the default of a Wrapper Provider, the Portfolio could potentially lose the Book Value protections provided by the Wrapper Agreements with that Wrapper Provider. However, the impact of such a default on the Portfolio as a whole may be minimal or non-existent if the market value of the Covered Assets thereunder is greater than their Book Value at the time of the default, because the Wrapper Provider would have no obligation to make payments to the Portfolio under those circumstances. In addition, the Portfolio may be able to obtain another Wrapper Agreement from another Wrapper Provider to provide Book Value protections with respect to those Covered Assets. The cost of the replacement Wrapper Agreement might be higher than the initial Wrapper Agreement due to market conditions or if the market value (plus accrued interest on the underlying securities) of those Covered Assets is less than their Book Value at the time of entering into the replacement agreement. Such cost would also be in addition to any premiums previously paid to the defaulting Wrapper Provider. If the Portfolio were unable to obtain a replacement Wrapper Agreement, participants redeeming Shares might experience losses if the market value of the Portfolio's assets no longer covered by the Wrapper Agreement is below Book Value. The combination of the default of a Wrapper Provider and an inability to obtain a replacement agreement could render the Portfolio and the Fund unable to achieve their investment objective of seeking to maintain a stable value per Share.

The terms of the Wrapper Agreements vary concerning when these payments must actually be made between the Portfolio and the Wrapper Provider. In some cases, payments may be due upon disposition of the Covered Assets; other Wrapper Agreements provide for settlement only upon termination of the Wrapper Agreement or total liquidation of the Covered Assets. A Wrapper Provider's obligation to make payments to the Portfolio may be subject to prior notice requirements for certain types of withdrawals from the Portfolio. For example, the Wrapper Agreement may require that one year's notice be provided to obtain Book Value payments with respect to withdrawals to provide liquidity for Fund redemptions that are not directed by Plan participants. The Portfolio does not anticipate that it will be required to liquidate Covered Assets for the purpose of paying such withdrawals before any such notice period has expired. However, in the unlikely event that this occurs, the NAV of the Portfolio, and hence of the Shares, may be reduced. Additionally, a Wrapper Provider's obligation to make payments for Plan withdrawals after twelve months' prior notice (as opposed to those directed by Plan participants) may require adjustments to the Crediting Rate and increases in the Portfolio's holdings of short term investments, which might adversely affect the return of the Portfolio and the Fund. Please see discussion of "Liquidity Reserve" herein.

With respect to payments made under the Wrapper Agreements between the Portfolio and the Wrapper Provider, some Wrapper Agreements, as noted above, provide that payments may be due upon disposition of the Covered Assets, while others provide for payment only upon the total liquidation of the Covered Assets or upon termination of the Wrapper Agreement. In none of these cases, however, would the terms of the Wrapper Agreements specify which Portfolio Securities are to be disposed of or liquidated. Moreover, because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Portfolio the difference between Book Value and market value (plus accrued interest on the underlying securities), each Wrapper Provider will pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the Portfolio will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation. Under the terms of most Wrapper Agreements, the Wrapper Provider will have the right to terminate the Wrapper Agreement in the event that material changes are made to the Portfolio's investment objective, limitations or operations. In such event, the Portfolio may be obligated to pay the Wrapper Provider termination fees equal in amount to the premiums that would have been due had the Wrapper Agreement continued through the predetermined period. The Portfolio will have the right to terminate a Wrapper Agreement for any reason. Such right, however, may also be subject to the payment of termination fees. In the event of termination of a Wrapper Agreement or conversion of an evergreen Wrapper Agreement to a fixed maturity, some Wrapper Agreements may require that the duration of some portion of the Fund's portfolio securities be reduced to correspond to the fixed maturity or termination date and that such securities maintain a higher credit rating than is normally required, either of which requirements might adversely affect the return of the Portfolio and the Fund.

Some Wrapper Agreements require that the Portfolio maintain a specified percentage of its total assets in short-term investments ("Liquidity Reserve"). These short-term investments must be used for the payment of withdrawals from the Portfolio and Portfolio expenses. To the extent the Liquidity Reserve falls below the specified percentage of total assets, the Portfolio is obligated to direct all net cash flow to the replenishment of the Liquidity Reserve. The obligation to maintain a Liquidity Reserve may result in a lower return for the Portfolio and the Fund than if these funds were invested in longer-term Fixed Income Securities. The Liquidity Reserve required by all Wrapper Agreements is not expected to exceed 20% of the Portfolio's total assets. However, the Liquidity Reserve amount may be required to be increased above this limit as a result of anticipated Plan redemptions within one year.

Wrapper Agreements also require that the Covered Assets have a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. The Portfolio will purchase Wrapper Agreements whose criteria in this regard are consistent with the Portfolio's (and the Fund's) investment objective and policies as described in this Prospectus. Wrapper Agreements may also require the disposition of securities whose ratings are downgraded below a certain level. This may limit the Portfolio's ability to hold such downgraded securities. For a description of Wrapper Provider ratings, see the Appendix.

Illiquid Securities. Mutual funds do not typically hold a significant amount of
-------------------
illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a mutual fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Rule 144A Securities are securities that are not registered for sale under the federal securities laws but can be resold to institutions pursuant to Rule 144A under the Securities Act of 1933. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The Securities and Exchange Commission (the "SEC") has adopted Rule 144A under the 1933 Act, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this rule and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

The Adviser will monitor the liquidity of Rule 144A securities held by the Portfolio under the supervision of the Portfolio Trust Board. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security;
(3) dealer undertakings to make a market in the security; and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Portfolio's 15% limit on illiquid securities. Under the supervision of the Portfolio Trust Board, Bankers Trust determines the liquidity of restricted securities; and through reports from Bankers Trust, the Portfolio Trust Board monitors trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected.

When-Issued and Delayed Delivery Securities. The Portfolio may purchase
-------------------------------------------
securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation, and no interest accrues to the Portfolio until settlement takes place. At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its NAV and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Portfolio will maintain with its custodian (Bankers Trust) a segregated account with liquid assets, consisting of cash, U.S. government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, realize a gain or loss due to market fluctuation. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total assets, less liabilities other than the obligations created by when-issued commitments.

Additional U.S. Government Obligations. The Portfolio may invest in obligations
--------------------------------------
issued or guaranteed by U.S. government agencies or instrumentalities. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Portfolio may invest that are not backed by the full faith and credit of the United States include obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credit of the issuing agency. Securities that are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association (the "GNMA"), the Farmers Home Administration and the Export-Import Bank.

Derivatives. The Portfolio may invest in various instruments, including the
-----------
Wrapper Agreements, that are commonly known as "derivatives." Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset or market index. Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investments, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures contracts and options are commonly used for traditional hedging purposes to attempt to protect an investor from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effect of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets and can, in some circumstances, lead to significant losses. Bankers Trust uses derivatives only in circumstances where it believes they offer the most economic means of improving the risk/reward profile of the Portfolio. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Portfolio. The use of derivatives for non-hedging purposes may be considered speculative.

Futures Contracts and Options on Futures Contracts -- General. The successful
-------------------------------------------------------------
use of these instruments draws upon the Adviser's skill and experience with respect to such instruments and usually depends on its ability to forecast interest rate movements correctly. If interest rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of futures contracts or options thereon or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options thereon and movements in the price of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

Futures Contracts. The Portfolio may enter into contracts for the purchase or
-----------------
sale for future delivery of fixed-income securities or contracts based on financial indices, including any index of U.S. government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges that have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Portfolio may enter into futures contracts based on debt securities that are backed by the full faith and credit of the U.S. government, such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA modified pass-through mortgage-backed securities and three-month U.S. Treasury bills. The Portfolio may also enter into futures contracts that are based on bonds issued by entities other than the U.S. government.

At the same time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment. Daily thereafter, the futures contract is valued and "variation margin" may be required (that is, the Portfolio may have to provide or may receive cash that reflects any decline or increase in the contract's value).

At the time of delivery of securities pursuant to a futures contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the termination date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.

The purpose of the Portfolio's acquisition or sale of a futures contract is to attempt to protect the Portfolio from fluctuations in interest rates without actually buying or selling fixed-income securities. For example, if interest rates were expected to increase (which thus would cause the prices of debt securities to decline), the Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt securities held by the Portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the Portfolio's NAV from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities.

Similarly, when it is expected that interest rates may decline (thus increasing the value of debt securities), futures contracts for the acquisition of debt securities may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of the underlying debt securities, the Portfolio could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market. To the extent the Portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by Bankers Trust may still not result in a successful transaction.

In addition, futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Portfolio, if its investment judgment about the general direction of interest rates is incorrect, the Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if the Portfolio has hedged against the possibility of an increase in interest rates that would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its debt securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices that reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Options on Futures Contracts. The Portfolio may purchase and write (sell)
----------------------------
options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security that is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the price specified in the option ("exercise price"), the Portfolio will retain the full amount of the net premium (the premium received for writing the option less any commission), which will provide a partial hedge against any decline that may have occurred in its portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security that is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option net premium, which will provide a partial hedge against any increase in the price of securities that the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio may incur a loss that will be reduced by the amount of the net premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, such losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of put options on portfolio securities. For example, the Portfolio may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates. The amount of risk the Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

The Portfolio Trust Board has adopted a restriction that the Portfolio will not enter into any futures contract or option on a futures contract if immediately thereafter the amount of margin deposits on all the futures contracts held by the Portfolio and premiums paid on outstanding options on its futures contracts (other than those entered into for bona fide hedging purposes) would exceed 5% of the market value of the Portfolio's net assets.

Options on Securities. The Portfolio may write (sell) covered call and put
---------------------
options on its portfolio securities ("covered options") to a limited extent in an attempt to increase income. However, the Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options it writes. A call option written by a

Portfolio is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call option on the same security and in the same principal amount as the written call option where the exercise price of the call option so held (a) is equal to or less than the exercise price of the written call option or (b) is greater than the exercise price of the written call option if the difference is maintained by the Portfolio in cash, U.S. government securities and other high quality liquid securities in a segregated account with its custodian.

When the Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the exercise price by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the net premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

When the Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the net premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Portfolio will only write put options involving securities for which a determination is made at the time the option is written that the Portfolio wishes to acquire the securities at the exercise price.

The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Portfolio will realize a profit or loss on a closing purchase transaction if the amount paid to purchase the option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio may enter into a "closing sale transaction," which involves liquidating the Portfolio's position by selling the option previously purchased. Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When the Portfolio writes an option, an amount equal to the net premium received is included in the liability section of its Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices. If an option expires or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of the closing purchase transaction exceeds the net premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

The Portfolio may purchase call and put options on any securities in which it may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

The Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held in the Portfolio's holdings, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio's holdings. Put options also may be purchased by the Portfolio for the purpose of benefiting from a decline in the price of securities that the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The Portfolio has adopted certain non-fundamental policies concerning option transactions that are discussed below.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded if the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that will not be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

The Portfolio may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Portfolio will purchase such options only from broker-dealers who are primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. Bankers Trust will monitor the creditworthiness of dealers with whom the Portfolio enters into such options transactions under the general supervision of the Portfolio Trust Board.

Options on Securities Indices. In addition to options on securities, the
------------------------------
Portfolio may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement on expiration of the option based upon the difference between the exercise price and the value of the index.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Portfolio generally will only purchase or write such an option if the Adviser believes the option can be closed out.

Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in the Portfolio's holdings may not correlate precisely with movements in the level of an index, and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

Repurchase Agreements. In a repurchase agreement, the Portfolio buys a security
----------------------
at one price and simultaneously agrees to sell it back to the seller on a specific date and at a higher price reflecting a market rate of interest unrelated to the coupon rate or maturity of the underlying security. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

Reverse Repurchase Agreements And Dollar Rolls. In a reverse repurchase
-----------------------------------------------
agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the Fund's yield or in the market value of its interest in the Portfolio. In a dollar roll, the Portfolio sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. Reverse repurchase agreements and dollar rolls are forms of borrowing and will be counted towards the Portfolio's borrowing restrictions. See "Borrowing" herein. Wrapper Agreements would cover the cash proceeds of such transactions but not the portfolio instruments transferred to another party until possession of such instruments is returned to the Portfolio.

Borrowing. The Portfolio will not borrow money (including through reverse
----------
repurchase agreements or dollar roll transactions) for any purpose in excess of 5% of its total assets, except that it may borrow for temporary or emergency purposes up to 1/3 of its net assets. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidation of the Portfolio's holdings may be disadvantageous from an investment standpoint.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the Portfolio's securities and the Fund's NAV per Share, and money borrowed by the Portfolio will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) that may exceed the income received from the securities purchased with the borrowed funds. It is not the intention of Bankers Trust to use leverage as a normal practice in the investment of the Portfolio's assets.


Hedging Strategies. The Portfolio may use certain strategies designed to adjust
-------------------
the overall risk of its investment portfolio. These "hedging" strategies involve derivative contracts, including U.S. Treasury and Eurodollar futures contracts and exchange-traded put and call options on such futures contracts. New financial products and risk management techniques continue to be developed and may be used if consistent with the Portfolio's investment objective and policies. Among other purposes, these hedging strategies may be used to effectively maintain a desired portfolio duration or to protect against market risk should the Portfolio change its investments among different types of Fixed Income Securities. In this respect, these hedging strategies are designed for different purposes than the investments in Wrapper Agreements.

The Portfolio might not use any hedging strategies, and there can be no assurance that any strategy used will succeed. If the Adviser is incorrect in its judgment on market values, interest rates or other economic factors in using a hedging strategy, the Portfolio may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:



 . the fact that the skills needed to use hedging instruments are different from those needed to select securities for the Portfolio;

 . the possibility of imperfect correlation, or even no correlation, between the price movements of hedging instruments and price movements of the securities or currencies being hedged;

 . possible constraints placed on the Portfolio's ability to purchase or sell portfolio investments at advantageous times due to the need for the Portfolio to maintain "cover" or to segregate securities; and

 . the possibility that the Portfolio is unable to close out or liquidate its hedged position.

Asset Coverage. To assure that the Portfolio's use of futures contracts and
---------------
related options, as well as when-issued and delayed-delivery securities, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating liquid securities with the Portfolio's custodian (Bankers Trust) in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts. Assets that are segregated for purposes of providing cover need not be physically segregated in a separate account provided that the custodian notes on its books that such assets are segregated. The Portfolio will also cover its use of Wrapper Agreements to the extent required to avoid the creation of a "senior security" (as defined in the 1940 Act) in connection with its use of such agreements.

                                Rating Services

The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Adviser also makes its own evaluation of these securities, subject to review by the Portfolio Trust Board. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but the Adviser will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings referred to herein and in the Prospectus is set forth in the Appendix.

                            Investment Restrictions

The following investment restrictions are "fundamental policies" of the Fund and the Portfolio and may not be changed without the approval of a "majority of the outstanding voting securities" of the Fund or the Portfolio, as the case may be. "Majority of the outstanding voting securities" under the 1940 Act, and as used in this SAI and the Prospectus, means, with respect to the Fund (or the Portfolio), the lesser of (1) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) are present or represented by proxy or (2) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Trust is requested to vote on a fundamental policy of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by them. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

None of the fundamental and non-fundamental policies described below shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objective. Because the Fund and the Portfolio have the same fundamental policies and the Fund invests all of its net investable assets in the Portfolio, the following discussion (though speaking only of the Portfolio) applies to the Fund as well.

Fundamental Restrictions.  As a matter of fundamental policy, the Portfolio may
------------------------
not:

     (1) Borrow money (including through reverse repurchase or dollar roll transactions) in excess of 5% of the Portfolio's total assets (taken at cost), except that the Portfolio may borrow for temporary or emergency purposes up to 1/3 of its net assets. The Portfolio may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings provided that collateral arrangements with respect to options and futures, including deposits of initial and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

     (2) Underwrite securities issued by other persons except insofar as the Portfolio may be deemed an underwriter under the 1933 Act in selling a portfolio security;

     (3) Make loans to other persons except (a) through the lending of the Portfolio's portfolio securities and provided that any such loans not exceed 30% of its total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

     (4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio may hold and sell, for its portfolio, real estate acquired as a result of the Portfolio's ownership of securities);

     (5) Concentrate its investments in any particular industry (excluding U.S. government securities), but if it is deemed appropriate for the achievement of the Portfolio's investment objective, up to 25% of its total assets may be invested in any one industry;

     (6) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures contracts, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction;

     (7) Purchase, with respect to 75% of the Portfolio's total assets, securities of any issuer if such purchase at the time thereof would cause the Portfolio to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that options or futures contracts shall not be subject to this restriction; and

     (8) Invest, with respect to 75% of the Portfolio's total assets, more than 5% of its total assets in the securities (excluding U.S. government securities) of any one issuer.

Non-Fundamental Restrictions. In order to comply with certain statutes and
----------------------------
policies and for other reasons, the Portfolio will not, as a matter of operating policy (these restrictions may be changed by a vote of the Trustees or the Portfolio Trust or the Trust as applicable without shareholder approval):

     (i) purchase any security or evidence of interest therein on margin, except that short-term credit necessary for the clearance of purchases and sales of securities may be obtained and deposits of initial and variation margin may be made in connection with the purchase, ownership, holding or sale of futures contracts;

     (ii) sell securities it does not own (short sales). (This restriction does not preclude short sales "against the box" (that is, sales of securities (a) the Portfolio contemporaneously owns or

            (b) where the Portfolio has the right to obtain securities equivalent in kind and amount to those sold). The Portfolio has no current intention to engage in short selling);

     (iii) purchase securities issued by any investment company except to the extent permitted by the 1940 Act (including any exemptions or exclusions therefrom), except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation or merger; and

     (iv) invest more than 15% of the Portfolio's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (excluding Rule 144A securities deemed by the Portfolio Trust Board to be liquid).

An investment restriction will not be considered violated if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets or in the change of securities rating of the investment or any other later change.

The Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the corresponding Fund, or any other registered investment company investing in the Portfolio, is registered.

                Portfolio Transactions and Brokerage Commissions

The Adviser is responsible for decisions to buy and sell securities, futures contracts and options thereon for the Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures contracts and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including, to the extent and in the manner permitted by applicable law, the Adviser or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Portfolio are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made that will include an underwriting fee paid to the underwriter.

The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes (a) advice as to (i) the value of securities, (ii) the advisability of investing in, purchasing or selling securities, and (iii) the availability of securities or purchasers or sellers of securities and (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Higher commissions may be paid to firms that provide research services to the extent permitted by law. The Adviser may use this research information in managing the Portfolio's assets, as well as the assets of other clients.

Consistent with the policy stated above, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Portfolio Trust Board may determine, the Adviser may consider sales of shares of the Fund and of other investment company clients of the Adviser as a factor in the selection of broker-dealers to execute portfolio transactions. The Adviser will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

Although certain research, market or statistical information from brokers and dealers can be useful to the Portfolio and to the Adviser, it is the opinion of the Portfolio's management that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Portfolio, and not all such information is used by the Adviser in connection with the Portfolio. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Portfolio.

In certain instances there may be securities that are suitable for the Portfolio, as well as for one or more of the Adviser's other clients. Investment decisions for the Portfolio and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated between (among) clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.

                            PERFORMANCE INFORMATION

                       Standard Performance Information

From time to time, quotations of the Shares' performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

     Yield: Yield refers to the income generated by an investment over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond mutual funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.The 30-day yield for the Shares for the period ending September 30, 19989 was ___%. [BT to provide]

     Total return: The Shares' average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. The Shares' may also calculate total return figures that represent aggregate performance over a period or year-by-year performance.

     The total returns for the Investment Class Shares (commencing operations September 23, 1998), Institutional Class Shares (commencing operations December 14, 1997), and Institutional Service Class Shares (commencing operations April 1, 1998) for the period ending September 30, 1999 were [ ]%, [ ]%, [ ]%, and [ ]%, respectively.

     Performance Results: Any performance information provided for the Shares' should not be considered as representative of its performance in the future, because the NAV and public offering price of Shares will vary based not only on the type, quality and maturities of the securities held by the Portfolio but also on changes in the current value of such securities and on changes in the expenses of the Fund and the Portfolio. Total return reflects the performance of both principal and income.

     Performance information or advertisements may include comparisons of the Shares' investment results to various unmanaged indices or results of other mutual funds or investment or savings vehicles. From time to time, the Shares' ranking may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line, Inc. and Morningstar, Inc.

     Unlike some bank deposits or other investments that pay a fixed yield for a stated period of time, the total return of the Shares will vary depending upon interest rates, the current market value of the securities held by the Portfolio and the Wrapper Agreements and changes in the expenses of the Shares and the Portfolio. In addition, during certain periods for which total return may be provided, Bankers Trust may have voluntarily agreed to waive portions of its fees, or to reimburse certain operating expenses of the Fund or the Portfolio. Such waivers will have the effect of increasing the Shares' net income (and therefore its yield and total return) during the period such waivers are in effect.

                        Comparison of Fund Performance

Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following: Asian Wall Street Journal, Barron's, Business Week,
                       -------------------------  --------  -------------
Changing Times, The Kiplinger Magazine, Consumer Digest, Financial Times,
--------------------------------------  ---------------  ---------------
Financial World, Forbes, Fortune, Global Investor, Investor's Daily, Lipper
---------------  ------  -------  ---------------  ----------------  ------
Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, Morningstar
------------------------------------------------------------  -----  -----------
Inc., New York Times, Personal Investing News, Personal Investor, Success, U.S.
----  --------------  -----------------------  -----------------  -------  ----
News and World Report, ValueLine, Wall Street Journal, Weisenberger Investment
---------------------  ---------  -------------------  -----------------------
Companies Services, Working Women and Worth.
------------------  -------------     -----

                        Economic and Market Information

Advertising and sales literature of the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.43.5 trillion to the more than 6,7006,000 funds available.

                   VALUATION OF ASSETS; REDEMPTIONS IN KIND

Debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Such market valuations may represent the last quoted price on the securities' major trading exchange or quotes received from dealers or market makers in the relevant securities or may be determined through the use of matrix pricing. In matrix pricing, pricing services may use various pricing models, involving comparable securities, historic relative price movements, economic factors and dealer quotations. Over-the-counter securities will normally be valued at the bid price. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available are valued by Bankers Trust pursuant to procedures adopted by the Portfolio's Trust Board.

The NAV per Share is calculated once on each Valuation Day as of the Valuation Time, which is currently 4:00 p.m., Eastern time, or if the NYSE closes early, at the time of such early closing. The NAV per Share is computed by dividing the value of the Fund's assets (i.e., the value of its investment in the Portfolio and other assets, if any), less all liabilities, by the total number of its Shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that Portfolio Trust Board believes accurately reflects fair value.

Pursuant to procedures adopted by the Portfolio Trust Board, the Wrapper Value generally will be equal to the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is greater than their Book Value, the Wrapper Value will be reflected as a liability of the Portfolio in the amount of the difference, i.e., a negative value, reflecting the potential liability of the Portfolio to the Wrapper Provider. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value, the Wrapper Value will be reflected as an asset of the Portfolio in the amount of the difference, i.e., a positive value, reflecting the potential
liability of the Wrapper Provider to the Portfolio.   In performing its fair
value determination, the Portfolio Trust Board expects to consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreement. If the Portfolio Trust Board determines that a Wrapper Provider is unable to make such payments, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 (formerly Accounting Series Release No. 113) ("FRR 1"), which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1, such factors would include consideration of the --

          type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

The Adviser will value securities purchased by the Portfolio that are restricted as to resale or for which current market quotations are not readily available, including Wrapper Agreements, based upon all relevant factors as outlined in FRR 1.

The Fund and the Portfolio each reserves the right, if conditions exist that make cash payments undesirable, or for other reasons, to honor any request for redemption or withdrawal, respectively, by making payment wholly or partly in Portfolio Securities and in Wrapper Agreements, as the same may be chosen by the Adviser in its sole discretion (a "redemption in kind"). Such securities and Wrapper Agreements shall be valued as they are for purposes of computing the Fund's or the Portfolio's NAV, as the case may be. If payment is made to a Fund shareholder in securities, the shareholder may incur transaction expenses in converting those securities into cash. To the extent that a redemption in kind includes Wrapper Agreements, the Fund will obtain and assign to the redeeming Plan or Plan Pool one or more Wrapper Agreements issued by the Wrapper Providers covering the portfolio securities distributed in kind. The terms and conditions of Wrapper Agreements provided to a redeeming shareholder will be the same or substantially similar to the terms and conditions of the Wrapper Agreements held by the Portfolio. The redeeming Plan or Plan Pool must execute the assigned Wrapper Agreement(s) in order to obtain the benefits provided thereunder. Wrapper Agreements are not liquid securities and may impose restrictions on termination or withdrawal, including notice periods of one year (or more for non-participant directed withdrawals). The maintenance of Wrapper Agreements distributed in kind may also require that a withdrawing Plan or Plan Pool pay fees to the Wrapper Provider. Such fees are anticipated to be comparable to the fees paid by the Portfolio with respect to Covered Assets (typically 0.10% to 0.25% annually per dollar of Covered Assets). Wrapper Agreements distributed in kind will also require the portfolio securities covered be of a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. Accordingly, although a redeeming Plan or Plan Pool may freely sell portfolio securities covered by a Wrapper Agreement, its management of the portfolio securities must be consistent with Wrapper Agreement requirements in order for it to obtain the benefits of the agreements.
Moreover, a Plan or Plan Pool may be required to obtain at its own expense the services of a qualified investment manager to manage the securities distributed in kind in conformity with the Wrapper Agreement provisions and may incur additional administrative expenses in managing this portfolio. In some cases, however, a

Plan or Plan Pool may be able to further assign the Wrapper Agreements and covered securities to other commingled investment vehicles, such as a bank collective fund, and thereby avoid the imposition of these additional expenses.

The Trust, on behalf of the Fund, and the Portfolio have to redeem Shares or beneficial interests, respectively, with respect to any one investor during any 90-day period solely in cash up to the lesser of $500,000 or 1% of the NAV of the Fund or the Portfolio, as the case may be, at the beginning of the period. The Trust, on behalf of the Fund, is also seeking an exemptive order from the SEC with respect to redemptions in kind made to 5% or greater shareholders of the Fund.

The Portfolio has agreed to make a redemption in kind to the Fund whenever the Fund wishes to make a redemption in kind to a shareholder thereof, and therefore Fund shareholders that receive redemptions in kind will receive Portfolio Securities and Wrapper Agreements of the Portfolio and in no case will they receive a security issued by the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind or unless requested by the Fund.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each business day the Portfolio determines its NAV. At the close of business on each such day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the NAV of the Portfolio by the percentage effective for that day that represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals that are to be effected as of the close of business on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to a fraction (a) the numerator of which is the value of the investor's investment in the Portfolio as of the close of business on that day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on that day, and (b) the denominator of which is the aggregate NAV of the Portfolio as of the close of business on that day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors therein. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio at the close of business on the following business day.

The Fund and the Portfolio each reserves the right to redeem all of its shares, if the Board of Trustees votes to liquidate the Fund and/or Portfolio.

                           MANAGEMENT OF THE TRUSTS

Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund or the Portfolio, as the case may be. In addition, the Trustees review contractual arrangements with companies that provide services to the Fund/Portfolio and review the Fund's performance.

The Trustees and officers of the Trusts, their birthdates, and their principal occupations during the past five years are set forth below. Their titles may have varied during that period.

                     Trustees of the Trusts and Portfolio

CHARLES P. BIGGAR (birth date: October 13, 1930) -- Trustee of the Trusts and Portfolio; Trustee of each of the other investment companies in the BT Fund Complex/1/; Retired; former Vice President,

________________________

/1/ The "BT Fund Complex" consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

International Business Machines ("IBM") and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL (birth date: March 28, 1930) -- Trustee of the Trusts and Portfolio; Trustee of each of the other investment companies in the BT Fund Complex; Retired; Director, Coutts (U.S.A.) International; Trustee, Phoenix-Zweig Trust/2/ and Phoenix-Euclid Market Neutral Fund/2/; former Partner, KPMG Peat Marwick; Director, Vintners International Company Inc.; Director, Coutts Trust Holdings Ltd., Director, Coutts Group; General Partner, Pemco/2/. His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

MARTIN J. GRUBER (birth date: July 15, 1937) -- Trustee of the Trusts and Portfolio; Trustee of each of the other investment companies in the BT Fund Complex; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, TIAA/2/; Trustee, SG Cowen Mutual Funds/2/; Trustee, Japan Equity Fund2; Trustee, Taiwan Equity Fund/2/. His address is 229 South Irving Street, Ridgewood, New Jersey 07450.

RICHARD HALE* (birth date: July 17, 1945) -- Trustee of the Trusts and Portfolio; Trustee of each of the other investment companies in the BT Fund Complex; Managing Director, Deutsche Asset Management; Director, Flag Investors Funds/2/; Managing Director, Deutsche Banc Alex. Brown Incorporated; Director and President, Investment Company Capital Corp. His address is 205 Woodbrook Lane, Baltimore, Maryland 21212.

RICHARD J. HERRING (birth date: February 18, 1946) -- Trustee of the Trusts and Portfolio; Trustee of each of the other investment companies in the BT Fund Complex; Jacob Safra Professor of International Banking, Professor of Finance and Vice Dean, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.

BRUCE E. LANGTON (birth date: May 10, 1931) -- Trustee of the Trusts and Portfolio; Trustee of each of the other investment companies in the BT Fund Complex; Retired; Trustee, Allmerica Financial Mutual Funds (1992-present); Member, Pension and Thrift Plans and Investment Committee, Unilever U.S. Corporation (1989 to present)/3/; Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to present)/2/. His address is 99 Jordan Lane, Stamford, Connecticut 06903.

PHILIP SAUNDERS, JR. (birth date: October 11, 1935) -- Trustee of the Trusts and Portfolio; Trustee of each of the other investment companies in the BT Fund Complex; Principal, Philip Saunders Associates (Economic and Financial Analysis); former Director, Financial Industry Consulting, Wolf &

______________________________

/2/An investment company registered under the Investment Company Act of 1940, as amended (the "Act").

/3/A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

HARRY VAN BENSCHOTEN (birth date: February 18, 1928) -- Trustee of the Trusts and Portfolio; Trustee of each of the other investment companies in the BT Fund Complex; Retired; Director, Canada Life Insurance Corporation of New York. His address is 6581 Ridgewood Drive, Naples, Florida 34108.

 . "Interested Person" within the meaning of Section 2(a)(19) of the Act. Mr.
  Hale is a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank and its affiliates.

The Board has an Audit Committee that meets with the Trusts' and Portfolio's independent accountants to review the financial statements of the Trust, the adequacy of internal controls and the accounting procedures and policies of the Trust. Each member of the Board except Mr. Hale also is a member of the Audit Committee.

                     Officers of the Trusts and Portfolio

DANIEL O. HIRSCH (birth date: March 27, 1954) -- Secretary of the Trusts and Portfolio; Director, Deutsche Banc Alex. Brown Incorporated and Investment Company Capital Corp. since July 1998; Assistant General Counsel, Office of the General Counsel, United States Securities and Exchange Commission from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

JOHN A. KEFFER (birth date: July 14, 1942) -- President and Chief Executive Officer of the Trusts and Portfolio; President, Forum Financial Group L.L.C. and its affiliates; President, ICC Distributors, Inc./4/. His address is ICC Distributors, Inc., Two Portland Square, Portland, Maine 04101.

CHARLES A. RIZZO (birth date: August 5, 1958) Treasurer of the Trusts and Portfolio; Vice President and Department Head, Deutsche Asset Management since 1998; Senior Manager, PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, MD 21202.

Messrs. Hirsch, Keffer and Rizzo also hold similar positions for other investment companies for which ICC Distributors, or an affiliate serves as the principal underwriter.

_______________________

/4/Underwriter/distributor for the Trust. Mr. Keffer owns 100% of the shares of ICC Distributors, Inc.

No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust. No director, officer or employee of ICC Distributors, Inc. or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.

                         Trustee Compensation Table/5/

                        Aggregate        Aggregate            Total Compensation
Name of Person,         Compensation     Compensation         from Fund Complex
Position,               from Trust*+     from Portfolio+      Paid to Trustees*
---------               ----------                            -----------------
--------------------------------------------------------------------------------
Martin J. Gruber        $[    ]          N/A                  $[     ]
Kelvin J. Lancaster     $[    ]          N/A                  $[     ]
Charles P. Biggar       N/A              $[    ]              $[     ]
S. Leland Dill          N/A              $[    ]              $[     ]
Philip Saunders, Jr.    N/A              $[    ]              $[     ]
Harry Van Benschoten    $[    ]          N/A                  $[     ]

* The aggregate compensation is provided for the BT Pyramid Mutual Funds which is comprised of 6 funds.

+  Information is provided for the Trust's fiscal year ended September 30, 1999.


** Aggregated information is furnished for the BT Family of Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Short Intermediate US Government Securities Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio, and Capital Appreciation Portfolio. The compensation is provided for the fiscal year ended September 30, 1998.

As of [     ], 1999, the Trustees and officers of the Trusts and the Fund owned in the aggregate less than 1% of the shares of any fund or the Trust (all series taken together).

As of [   ], 1999, the following shareholders owned 5% or more of the outstanding Institutional Class Shares of the Fund: [UPDATE]Chase Manhattan Bank, Trustee, FBO Avon Employees Savings & Stock Ownership Plan, Brooklyn, New York, owned approximately 8,276,337 shares (48.05%); Bankers Trust Co. of CA, Trustee, Futura 401K Savings Plan, Los Angeles, California, owned approximately 4,071,042 shares (23.63%); Boston Safe Deposit & Trust Co., Thermo Electron Corp. Moneywat Plus Plan, Medford, Massachusetts, owned approximately 2,747,598 shares (15.95%); and Partnershare Plan of Bankers Trust Corporation and Affiliates, Jersey City, New Jersey, owned approximately 1,178,464 shares (6.84%).

______________________________

/5/Mssrs. Herring and Langton were elected to the Board of Trustees on October 8, 1999; therefore, they did not receive any compensation from the Trust in the last fiscal year.

As [   ], 1999, the following shareholders owned 5% or more of the outstanding
Institutional Service Class Shares of the Fund: [UPDATE]Collins & Aikman Retirement Income Plan c/o Bankers Trust, Jersey City, New Jersey, owned approximately 3,913,626 shares (69.30%); and Bankers Trust Co., Trustee, Grove US LLC Retirement Savings, Jersey City, New Jersey, owned approximately 1,759,815 shares (31.16%).

As of [    ], 1999, the following shareholders owned 5% or more of the outstanding Investment Class Shares of the Fund: [UPDATE]Robert E. Rich, Robert
E. Rich, Jr., David A. Rich, Trustee, Rich Products Retirement & Savings Plan, Buffalo, New York, owned approximately 1,518,974 shares (93.06%); and Bankers Trust Co., Trustee, Powell Goldstein Frazer & Murphy Retirement Plan, New York, New York, owned approximately 110,214 shares (6.75%).

As of [    ], 1999, the following shareholders owned 5% or more of the outstanding Service Class Shares of the Fund: [UPDATE]National Plus 401K Plan FBO Textile Workers Pension Fund, Lincoln, Rhode Island, owned approximately 104,962 shares (73.51%); and Eide Bailly EBS, Eden Prairie, Minnesota, owned approximately 32,244 shares (26.78%).

                                Code of Ethics

The Board of Trustees of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Fund's Code of Ethics permits Fund personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Fund's Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Fund's Code of Ethics also prohibits short term trading profits and personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.

The Fund's adviser, Bankers Trust Company, has also adopted a Code of Ethics. The Code of Ethics allows personnel to invest in securities for their own accounts, but require compliance with the Code's pre-clearance requirements and other restrictions including "blackout periods" and minimum holding periods, subject to limited exceptions. The Code prohibits purchases of securities in initial public offerings (the prohibition is limited to U.S. public offerings) and requires prior approval for purchases of securities in private placements.


The Fund's principal underwriter, ICC Distributors, Inc., has adopted a Code of Ethics applicable to ICC's distribution services to registered investment companies such as the Fund. The ICC Code of Ethics prohibits directors and officers of ICC from executing trades on a day during which the individual knows or should have known that a Fund in the individual's complex has a pending "buy" or "sell" order in the same security, subject to certain exceptions. The ICC Code of Ethics also requires pre-clearance for purchases of securities in an initial public offering or private placement.

                              Investment Adviser

Bankers Trust is the Portfolio's investment adviser. Bankers Trust is a wholly owned subsidiary of Deutsche Bank. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installment financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.


Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates. Also, in dealing with its customers, Bankers Trust, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

For the years ended September 30, 1999 and September 30, 1998, Bankers Trust
earned $[    ] and $435,257, respectively in compensation for investment advisory services. During the same period, Bankers Trust reimbursed $__________ and $244,398 to cover Portfolio expenses.

At a Special Meeting held on October 8, 1999, shareholders of the Portfolio also approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 5, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management Inc. ("DAMI"). The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons" ("Independent Trustees"). Shareholders of the Portfolio also approved a new sub-investment advisory agreement among the Portfolio, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting. DAMI is a subsidiary of Deutsche Asset Management Ltd., a wholly owned subsidiary of Deutsche Morgan Grenfell Group PLC, an investment holding company which is, in turn, a wholly owned subsidiary of Deutsche Bank.

                                 Administrator

Under the administration and services agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and the Portfolio reasonably deem necessary for the proper administration of the Trust or the Portfolio. Bankers Trust will generally assist in all aspects of the Fund's and Portfolio's operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to a sub-administration agreement (the "Sub-Administration Agreement"), FSC performs such sub-administration duties for the Trust and the Portfolio as from time to time may be agreed upon by Bankers Trust and the FSC. The Sub-Administration Agreement provides that FSC will receive such compensation as from time to time may be agreed upon by FSC and Bankers Trust. All such compensation will be paid by Bankers Trust.

For the periods ended September 30, 1999 and September 30, 1998, Bankers Trust
earned $[    ] and $17, respectively from the Investment Class,

$[    ] and $211,798, respectively from the Institutional Class, and $[    ] and
$20,080, respectively from the Institutional Service Class in compensation for administrative and other services provided to the Fund. For the periods ended
September 30, 1999 and September 30, 1998, Bankers Trust earned $[    ] and
$64,560, respectively for administrative and other services provided to the Portfolio.

                         Custodian and Transfer Agent

Bankers Trust, 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006, serves as Custodian for the Trust and for the Portfolio pursuant to the administration and services agreements. As Custodian, it holds the Fund's and the Portfolio's assets. Bankers Trust also serves as transfer agent of the Trust and of the Portfolio pursuant to the respective administration and services agreement. Under its transfer agency agreement with the Trust, Bankers Trust maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. Bankers Trust may be reimbursed by the Fund or the Portfolio for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

                                  Use of Name

The Trust and Bankers Trust have agreed that the Trust may use the letters "BT" as part of its name for so long as Bankers Trust serves as investment adviser to the Portfolio. The Trust has acknowledged that the letters "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the letters "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                          Banking Regulatory Matters

Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Portfolio contemplated by the Advisory Agreement and other activities for the Fund and the Portfolio described in the Prospectus and this SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust and the Portfolio. State laws on this issue may differ from the interpretations of relevant federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Boards of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

                       Counsel and Independent Auditors

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019, serves as counsel to the Trusts. Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania, 19103, acts as independent auditors of the Fund and the Portfolio.

                           ORGANIZATION OF THE TRUST

The Trust was organized on February 28, 1992. Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees.

Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides that liabilities of each series of the Trust (including the Fund) are chargeable only against assets of that series and that a creditor of one series may not seek satisfaction from the assets of another series. The Declaration of Trust also provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying the liability would be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

Except as described below, whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes proportionately as instructed by Fund shareholders. However, subject to applicable statutory and regulatory requirements, the Fund will not request a vote of its shareholders with respect to any proposal relating to the Portfolio that (a) if made with respect to the Fund, would not require the vote of the shareholders of the Fund, or (b) is identical in all material respects to a proposal that has previously been approved by the Fund's shareholders. Any proposal submitted to holders in the Portfolio, and that is not required to be voted on by the Fund's shareholders, will nonetheless be voted on by the Trust Board.

                                   TAXATION

                             Taxation of the Fund

The Fund intends to qualify annually to be treated as a regulated investment company under the Code. To qualify for that treatment, the Fund must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures contracts) derived with respect to its business of investing in securities (the "Income Requirement"), (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of its assets is represented by cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the issuer's outstanding voting securities and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), and (c) distribute for each taxable year at least 90% of its investment company taxable income (generally consisting of interest, dividends and the excess of net short-term capital gain over net long-term capital loss).

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus any undistributed amount from the prior year.

The Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a regulated investment company. See the next section for a discussion of the tax consequences to the Fund of hedging transactions engaged in by the Portfolio.

The Trust is organized as a Massachusetts business trust, and neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided the Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The investment by the Fund in the Portfolio will not cause the Fund to be liable for any income or franchise tax in the State of New York.

If the Fund fails to qualify as a RIC for any taxable year, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

                           Taxation of the Portfolio

The Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, the Portfolio will not be subject to federal income tax. Instead, the Fund and other investors in the Portfolio will be required to take into account, in computing their federal income tax liability, their respective shares of the Portfolio's income, gains, losses, deductions and credits, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio also will not be subject to state income or franchise tax.

Because, as noted above, the Fund will be deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a regulated investment company, the Portfolio intends to conduct its operations so that the Fund will be able to satisfy all those requirements.

Distributions received by the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) generally will not result in the Fund's recognizing any gain or loss for federal income tax purposes, except that
(a) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio prior to the distribution,
(b) income or gain will be realized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (c) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (i) the amount of any cash and the basis of any property distributed from the Portfolio to the Fund and (ii) the Fund's share of the Portfolio's losses, if any.

The Portfolio's use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses it realizes in connection therewith. Gains from options and futures contracts derived by the Portfolio with respect to its business of investing in securities will qualify as permissible income for the Fund under the Income Requirement.

                                Sale of Shares

Any gain or loss realized by a shareholder on the sale or other disposition of Shares, or on receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss that will be long-term or short-term, depending upon the shareholder's holding period for the Shares. Any loss realized on a sale or exchange will be disallowed to the extent the Shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the Shares. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to those Shares.

                           Foreign Withholding Taxes

Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by those countries that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


                             FINANCIAL STATEMENTS

The financial statements for the Fund and the Portfolio for the fiscal year ended September 30, 1999 are incorporated herein by reference to the Annual Report to shareholders of the Fund dated September 30, 1999. A copy of the Annual Report may be obtained without charge by contacting the Fund.

                                   APPENDIX

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:
---------------------------------------------

Aaa- Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such, bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both (good and bad times over the future). Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS:
-------------------------------------------

AAA- Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DUFF & PHELPS' LONG-TERM DEBT RATINGS:
-------------------------------------

================================================================================

--------------------------------------------------------------------------------
     AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
--------------------------------------------------------------------------------
     AA+ High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.
     AA

     ---------------------------------------------------------------------------
     AA-
     ---------------------------------------------------------------------------
     A+ Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.
     A
     A-

     ---------------------------------------------------------------------------
     BBB+      Below-average protection factors but still considered
     BBB       sufficient for prudent investment. Considerable variability in risk during economic cycles.
     BBB-

     ---------------------------------------------------------------------------
     BB+       Below investment grade but deemed likely to meet obligation
     BB        when due. Present or prospective financial protection factors
     BB-       fluctuate according to industry conditions or company fortunes.
               Overall quality may move up or down frequently within this category.

     ---------------------------------------------------------------------------
     B+        Below investment grade and possessing risk that obligations
     B         will not be met when due. Financial protection factors will
     B-        fluctuate widely according to economic cycles, industry
               conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

     ---------------------------------------------------------------------------
     CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

     ---------------------------------------------------------------------------
     DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

     ---------------------------------------------------------------------------
     DP        Preferred stock with dividend arrearages.

     ===========================================================================

DESCRIPTION OF MOODY'S SHORT-TERM DEBT RATINGS:
----------------------------------------------

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leasing market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rates Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

DESCRIPTION OF S&P SHORT-TERM ISSUER CREDIT RATINGS:
---------------------------------------------------

A-1      An obligor rated 'A-1' has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

A-2      An obligor rated 'A-2' has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3      An obligor rated 'A-3' has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

DESCRIPTION OF DUFF & PHELPS' COMMERCIAL PAPER RATINGS:
------------------------------------------------------

D-1+     Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

D-1      Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1-     High certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors.  Risk factors are very small.

D-2      Good certainty of timely payment.  Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

D-3      Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

DESCRIPTION OF MOODY'S INSURANCE FINANCIAL STRENGTH RATINGS:
-----------------------------------------------------------

Aaa

Insurance companies rated Aaa offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa

Insurance companies rated Aa offer excellent financial security. Together with the Aaa group they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A

Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa

Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.



Ba

Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations maybe very moderate and thereby not well safeguarded in the future.

B

Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa

Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca

Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C

Insurance companies rated C are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Numeric modifiers: Numeric modifiers are used to refer to the ranking within the group -- one being the highest and three being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

DESCRIPTION OF S&P CLAIMS PAYING ABILITY RATING DEFINITIONS:
-----------------------------------------------------------

Secure Range:  AAA to BBB

"AAA"   Superior financial security on an absolute and relative basis.  Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

"AA" Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

"A" Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

"BBB" Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

Vulnerable Range:  BB to CCC

"BB" Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

"B" Vulnerable financial security. Currently able to meet policyholder obligations, but capacity to meet policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

"CCC" Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

"R" Regulatory action. As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies. Although believed to be accurate, this information is not guaranteed. The "R" rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

Plus (+) or minus (-) Ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DUFF & PHELPS' CLAIMS PAYING ABILITY RATINGS:
--------------------------------------------
     ===========================================================================
     AAA       Highest claims paying ability.  Risk factors are negligible.
     ---------------------------------------------------------------------------
     AA+       Very high claims paying ability. Protection factors are strong.
               Risk is modest,

     ---------------------------------------------------------------------------
     AA but may vary slightly over time due to economic and/or underwriting conditions.
     AA-

     ---------------------------------------------------------------------------
     A+        High claims paying ability.  Protection factors are average and
     A         there is an expectation of variability in risk over time due to economic and/or underwriting conditions.
     A-

     ---------------------------------------------------------------------------
     BBB+      Adequate claims paying ability.  Protection factors are
     BBB       adequate.  There is considerable variability in risk over time due to economic and/or underwriting conditions.
     BBB-
     ---------------------------------------------------------------------------
     BB+       Uncertain claims paying ability and less than investment grade
     BB        quality.  However, the company is deemed likely to meet these obligations when due. Protection factors will vary widely with changes in economic and/or underwriting conditions.

     BB-

     ---------------------------------------------------------------------------
     B+        Possessing risk that policyholder and contractholder obligations
     B         will not be paid when due. Protection factors will vary widely with changes in economic and underwriting conditions or company fortunes.

     B-

     ---------------------------------------------------------------------------
     CCC There is substantial risk that policyholder and contractholder obligations will not be paid when due. Company has been or is likely to be placed under state insurance department supervision.

     ---------------------------------------------------------------------------
     DD        Company is under an order of liquidation.

     ===========================================================================

Distributor

ICC Distributors, Inc.      BT Pyramid Mutual Funds
                            -----------------------
Two Portland Square
Portland, ME 04101

Investment Adviser                 BT PreservationPlus Fund

Bankers Trust Company                   Investment Class
130 Liberty Street                      Institutional Class
(One Bankers Trust Plaza)               Institutional Service Class
New York, New York 10006

Transfer Agent

Bankers Trust Company
130 Liberty Street
(One Bankers Trust Plaza)
New York, New York 10006

Custodian

Bankers Trust Company                   STATEMENT OF
130 Liberty Street                 ADDITIONAL INFORMATION
(One Bankers Trust Plaza)          January 31, 2000
New York, New York 10006

Independent Auditors

Ernst & Young LLP
Two Commerce Square
2001 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel

Willkie Farr & Gallagher
787 Seventh Avenue
New York, NY  10019

Cusips:
055847842
055847834
055847818
055847826
[STAPRVPLUS (11/98)]

PART C - OTHER INFORMATION

ITEM 23.  Exhibits.

(a)  Declaration of Trust of the Trust; 1
     (i)   Eighth Amended and Restated Establishment and Designation of Series;
           2
(b)  By-Laws of the Trust; 1
(c)  Instruments Defining Rights of Security Holders; 3
(d)  Investment Advisory Agreement; 2
     (i)   Exhibit A to Investment Advisory Agreement; 2
(e)  Distribution Agreement; 4
(f)  Bonus/Profit Sharing Contracts - Not Applicable;
(g)  Custodian Agreement between Registrant and Bankers Trust Company; 5
     (i) Amendment #1 to Exhibit A to the Custodian Agreement between the Registrant and Bankers Trust Company; 6
(ii) Cash Services Agreement between the Registrant and Bankers Trust Company; 7
(h)  Administration and Services Agreement; 8
     (i)   Exhibit D to Administration and Services Agreement; 4
     (ii) Amended and Restated Shareholder Services Plan for BT PreservationPlus Fund; 4
     (iii) Agreement to Provide Shareholder Services for BT PreservationPlus Fund; 4
     (iv) Expense Limitation Agreement on behalf of BT Equity Appreciation Fund; 10
     (v) Expense Limitation Agreement on behalf of BT Investment Money Market and BT Investment Equity 500 Index Funds; 11
     (vi) Expense Limitation Agreement on behalf of BT Institutional Asset Management Fund; 12
(i)  Other Opinions -- Not applicable;
(j)  Consent of Independent Accountants - Not Applicable;
(k)  Omitted Financial Statements - Not Applicable;
(l)  Investment representation letters of initial shareholders of the Trust; 9
(m)  Rule 12b-1 Plans - Not applicable;
(n)  Financial Data Schedules - Not Applicable;
(o)  Rule 18f-3 Plan (Multiple Class Expense Allocation); 2
     (i)   Revised Multiple Class Expense Allocation Plan; 6
___________________________________
1. Incorporated by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement as filed with the Commission on July 31, 1995.
2. Incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement as filed with the Commission on February 25, 1997.

3.   Incorporated by reference to Section 6.2 of Registrant's Declaration of
     Trust.
4. Incorporated by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement as filed with the Commission on November 24, 1998.
5. Incorporated by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement as filed with the Commission July 1, 1997.
6. Incorporated by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement as filed with the Commission on January 28, 1998.
7. Incorporated by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement as filed with the Commission on June 30, 1998.
8. Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement as filed with the Commission on April 30, 1993.
9. Incorporated by reference herein to Pre-Effective Amendment No. 1 to Registrant's Registration Statement as filed with the Commission on June 9, 1992.
10. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement as filed with the Commission on January 28, 1999.
11. Incorporated by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement as filed with the Commission on April 30, 1999.
12. Incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement as filed with the Commission on May 28, 1999.

ITEM 24.  Persons Controlled by or Under Common Control with Registrant.

Not applicable.

ITEM 25.  Indemnification.

Incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement as filed with the Commission on April 30, 1996.

ITEM 26.  Business and Other Connections of Investment Adviser.

Bankers Trust Company ("Bankers Trust") serves as investment adviser to the Portfolio. Bankers Trust, a New York banking corporation, is a wholly owned subsidiary of Deutsche Bank A.G. Bankers Trust conducts a variety of commercial banking and trust activities and is a major wholesale supplier of financial services to the international institutional market.

To the knowledge of the Trust, none of the directors or officers of Bankers Trust, except those set forth below, is engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Deutsche Bank A.G. Set forth below are the names and principal businesses of the directors and officers of Bankers Trust who to our knowledge as of November 30, 1999, are engaged in any other business, profession, vocation or employment of a substantial nature.

Josef Ackermann

Chairman of the Board, Chief Executive Officer and President, Bankers Trust; Member, Board of Managing Directors, Deutsche Bank AG. Address: Deutsche Bank AG, Taunusanlage 12, D-60262 Frankfurt am Main, Federal Republic of Germany.

Hans Angermueller

Director, Bankers Trust; Director of various corporations; Shearman and Sterling, of counsel. Address: Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022

George B. Beitzel

Director, Bankers Trust and Bankers Trust Corporation since 1977; Director of various corporations. Address: 29 King Street, Chappaqua, New York 10514-3432.

William R. Howell

Director, Bankers Trust; Chairman Emeritus, J.C. Penney Company, Inc.; Director of various corporations. Address: J.C. Penney Company, Inc., P.O. Box 10001, Dallas, Texas 74301-1109.

Hermann-Josef Lamberti

Director, Bankers Trust; Member, Board of Managing Directors, Deutsche Bank AG.
Address: Deutsche Bank AG, Taunusanlage 12, D-60262 Frankfurt am Main, Federal Republic of Germany.

John A. Ross

Director, Bankers Trust; Regional Chief Executive Officer, Deutsche Bank Americas Holding Corp. Address: Deutsche Bank, 31 West 52/nd/ Street, New York, New York 10019.

Ronaldo H. Schmitz

Director, Bankers Trust; Member, Board of Managing Directors, Deutsche Bank AG.
Address: Deutsche Bank AG, Taunusanlage 12, D-60262 Frankfurt am Main, Federal Republic of Germany.

Item 27.  Principal Underwriters.

(a) ICC Distributors, Inc., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: BT Advisor Funds, BT Institutional Funds, BT Investment Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio, BT Investment Portfolio, BT Alex. Brown Cash Reserve Fund, Flag Investors Communications Fund, Inc., Flag Investors International Fund, Inc., Flag Investors emerging Growth Fund, Inc., Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Short-Intermediate Income Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Real Estate Securities Fund, Inc. Flag Investors Equity Partners Fund, Inc., Morgan Grenfell Investment Trust, The Glenmede Funds, Inc. and The Glenmede Portfolios.

(b) Unless otherwise stated, the principal business address for the following persons is Two Portland Square, Portland, Maine 04101.


Name and                                      Positions and              Positions and
Principal Business                            Offices with               Offices with
Address                                       Distributor                Registrant
John Y. Keffer                                President                  None
Sara M. Morris                                Treasurer                  None
David I. Goldstein                            Secretary                  None
Benjamin L. Niles                             Vice President             None
Dana L. Lukens                                Assistant Secretary        None
Nanette K. Chern                              Chief Compliance Officer   None

(c)  None

ITEM 28.  Location of Accounts and Records.

BT Investment Funds:                          Deutsche Asset Management
(Registrant)                                  One South Street
                                              Baltimore, MD  21202

Bankers Trust Company:                        130 Liberty Street
(Custodian, Investment Adviser                New York, NY 10006
and Administrator)

Investors Fiduciary                           127 West 10th Street,
Trust Company:                                Kansas City, MO 64105.

ICC Distributors, Inc.:                       Two Portland Square
(Distributor)                                 Portland, ME 04101

ITEM 29.  Management Services.

Not Applicable

ITEM 30.  Undertakings.

Not Applicable

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, BT PYRAMID MUTUAL FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and the State of Maryland on this 30th day of November, 1999.

                         BT PYRAMID MUTUAL FUNDS

                    By:  /s/ Daniel O. Hirsch
                         Daniel O. Hirsch, Secretary
                         November 30, 1999

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME                          TITLE                            DATE

By: /s/ DANIEL O. HIRSCH      Secretary                        November 30, 1999
    Daniel O. Hirsch          (Attorney in Fact
                              For the Persons Listed Below)

/s/ JOHN Y. KEFFER*           President and
John Y. Keffer                Chief Executive Officer

/s/ CHARLES A. RIZZO*         Treasurer (Principal
Charles A. Rizzo              Financial and Accounting Officer)

/s/ CHARLES P. BIGGAR *       Trustee
Charles P. Biggar

/s/ S. LELAND DILL*           Trustee
S. Leland Dill

/s/ MARTIN J. GRUBER*         Trustee
Martin J. Gruber

/s/ RICHARD T. HALE*          Trustee
Richard T. Hale

/s/ RICHARD R. HERRING*       Trustee
Richard R. Herring

/s/ BRUCE E. LANGTON*         Trustee
Bruce E. Langton

/s/ PHILIP SAUNDERS, JR.*     Trustee
Kelvin J. Lancaster

/s/ HARRY VAN BENSCHOTEN*     Trustee
Harry Van Benschoten

*By Power of Attorney - Incorporated by reference to Post-Effective Amendment No. 64 of BT Investment Funds as filed with the Commission on October 22, 1999.

    BT INVESTMENT PORTFOLIOS has duly caused this Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A of BT Pyramid Mutual Funds to be signed on its behalf by the undersigned authorized in the City of Baltimore and the State of Maryland on the 30/th/ day of November, 1999.

                         BT INVESTMENT PORTFOLIOS

                    By:  /s/ Daniel O. Hirsch
                         Daniel O. Hirsch, Secretary
                         November 30, 1999

This Post-Effective Amendment No. 30 to the Registration Statement of BT Pyramid Mutual Funds has been signed below by the following persons in the capacities indicated with respect to BT INVESTMENT PORTFOLIOS.

NAME                          TITLE                            DATE

By: /s/ DANIEL O. HIRSCH      Secretary                        November 30, 1999
    Daniel O. Hirsch          (Attorney in Fact
                              For the Persons Listed Below)

/s/ JOHN Y. KEFFER*           President and
John Y. Keffer                Chief Executive Officer

/s/ CHARLES A. RIZZO*         Treasurer (Principal
Charles A. Rizzo              Financial and Accounting Officer)

/s/ CHARLES P. BIGGAR *       Trustee
Charles P. Biggar

/s/ S. LELAND DILL*           Trustee
S. Leland Dill

/s/ MARTIN J. GRUBER*         Trustee
Martin J. Gruber

/s/ RICHARD T. HALE*          Trustee
Richard T. Hale

/s/ RICHARD R. HERRING*       Trustee
Richard R. Herring

/s/ BRUCE E. LANGTON*         Trustee
Bruce E. Langton

/s/ PHILIP SAUNDERS, JR.*     Trustee
Kelvin J. Lancaster

/s/ HARRY VAN BENSCHOTEN*     Trustee
Harry Van Benschoten

*By Power of Attorney - Incorporated by reference to Post-Effective Amendment No. 64 of BT Investment Funds as filed with the Commission on October 22, 1999.

                             RESOLUTION RELATING TO
                    RATIFICATION OF REGISTRATION STATEMENTS

                           (Approved by the Boards of
                              BT Investment Funds,
                            BT Pyramid Mutual Funds,
               BT Institutional Funds, (the "Trust" or "Trusts")
                         Quantitative Equity Portfolio,
                        Capital Appreciation Portfolio,
                        Pacific Basin Equity Portfolio,
                        Latin American Equity Portfolio,
                              Small Cap Portfolio,
                       BT PreservationPlus Portfolio, and
                      BT PreservationPlus Income Portfolio
                 (the "Portfolio Trust "or "Portfolio Trusts"))

     RESOLVED, That the proper officers of the Trusts be, and they hereby are, authorized and directed to execute, in the name and on behalf of the Trust, a Post-Effective Amendment under the Securities Act of 1933 (the "1933 Act") and an Amendment under the Investment Company Act of 1940, as amended, (the "1940 Act") to the Trust's Registration Statement on Form N-1A, and all necessary exhibits and other instruments relating thereto (collectively, the "Registration Statement"), to procure all other necessary signatures thereon, and to file the appropriate exhibits thereto, with the Securities and Exchange Commission (the "Commission"), under the 1933 Act and the 1940 Act and to appear, together with legal counsel, on behalf of the Trust before the Commission in connection with any matter relating to the Registration Statement; and further

     RESOLVED, That any officer of the Trusts be, and he or she hereby is, authorized and directed in the name and on behalf of the Trust to take any and all action which the officer so acting may deem necessary or advisable in order to obtain a permit to register or qualify shares of common stock of the Trust for issuance and sale or to request an exemption from registration of shares of common stock of the Trust under the securities laws of such of the states of the United States of America or other jurisdictions, including Canada, as such officer may deem advisable, and in connection with such registration, permits, licenses, qualifications and exemptions to execute, acknowledge, verify, deliver, file and publish all such applications, reports, issuer's covenants, resolutions, irrevocable consents to service of process, powers of attorney and other papers and instruments as may be required under such laws or may be deemed by such officer to be useful or advisable to be filed thereunder, and that the form of any and all resolutions required by any such state authority in connection with such registration, licensing, permitting, qualification or exemption is hereby adopted if (1) in the opinion of the officer of the Trust so acting the adoption of such resolutions is necessary or advisable, and (2) the Secretary of the Trust evidences such adoption by filing herewith copies of such resolutions which shall thereupon be deemed to be adopted by the Board of Directors and incorporated in the minutes as a part of this resolution and with the same force and effect as if attached hereto and that the proper officers of the Trust are hereby authorized to take any and all action that they may deem necessary or advisable in order to maintain such registration in effect for as long as they may deem to be in the best interests of the Trust; and further

     RESOLVED, That any and all actions heretofore or hereafter taken by such officer or officers within the terms of the foregoing resolutions be, and they hereby are, ratified and confirmed as the authorized act and deed of the Trust; and further

     RESOLVED, That the proper officers of the Portfolio Trusts be, and they hereby are, authorized and directed to execute, in the name and on behalf of the Portfolio Trust, an Amendment under the 1940 Act to the Portfolio Trust's Registration Statement, to procure all other necessary signatures thereon, and to file the appropriate exhibits thereto, with the Commission, the 1940 Act and to appear, together with legal counsel, on behalf of the Portfolio Trust before the Commission in connection with any matter relating to the Registration Statement; and further

     RESOLVED, That any officer of the Portfolio Trusts be, and he or she hereby is, authorized and directed in the name and on behalf of the Portfolio Trust to take any and all action which the officer so acting may deem necessary or advisable in order to obtain a permit to register or qualify shares of common stock of the Portfolio Trust for issuance and sale or to request an exemption from registration of shares of common stock of the Portfolio Trust under the securities laws of such of the states of the United States of America or other jurisdictions, including Canada, as such officer may deem advisable, and in connection with such registration, permits, licenses, qualifications and exemptions to execute, acknowledge, verify, deliver, file and publish all such applications, reports, issuer's covenants, resolutions, irrevocable consents to service of process, powers of attorney and other papers and instruments as may be required under such laws or may be deemed by such officer to be useful or advisable to be filed thereunder, and that the form of any and all resolutions required by any such state authority in connection with such registration, licensing, permitting, qualification or exemption is hereby adopted if (1) in the opinion of the officer of the Portfolio Trust so acting the adoption of such resolutions is necessary or advisable, and (2) the Secretary of the Portfolio Trust evidences such adoption by filing herewith copies of such resolutions which shall thereupon be deemed to be adopted by the Board of Directors and incorporated in the minutes as a part of this resolution and with the same force and effect as if attached hereto and that the proper officers of the Portfolio Trust are hereby authorized to take any and all action that they may deem necessary or advisable in order to maintain such registration in effect for as long as they may deem to be in the best interests of the Portfolio Trust; and further

     RESOLVED, That any and all actions heretofore or hereafter taken by such officer or officers within the terms of the foregoing resolutions be, and they hereby are, ratified and confirmed as the authorized act and deed of the Portfolio Trust.